                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/05

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Technology Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Pacific Stock Exchange (PSE) Technology Index from 7/31/99 (the first month-end after inception) through 8/31/05. Class A shares, adjusted for sales charges.

(LINE GRAPH)

                               A SHARES                B SHARES                C SHARES
                            since 7/26/99           since 7/26/99           since 7/26/99
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES    W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception           -11.07%     -11.93%     -11.77%     -11.77%     -11.77%     -11.77%

5-year                    -28.84      -29.68      -29.41      -29.62      -29.41      -29.41

1-year                     26.03       18.69       24.93       19.93       24.93       23.93
---------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

Pacific Stock Exchange (PSE) Technology Index measures the performance of 100 technology stocks from 15 industrial groups. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2005

Van Kampen Technology Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; and Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

Although the stock market continued to favor value stocks, growth stocks -- including those in the technology sector -- enjoyed increased recognition in the market, helped by a variety of factors. Earnings growth remained strong and balance sheets improved. Additionally, corporations became somewhat more willing to spend their cash stockpiles, which translated into stock buy-backs, increased dividends, and measured capital spending.

While the markets were more stable than in years past, the period was not without volatility. For most of 2004, investors were apprehensive about the unfolding of events in Iraq, the threat of terrorist attacks, rising oil prices, and the possibility of another protracted outcome to the U.S. presidential election. Sentiment improved as oil prices fell from their highs at the end of October and the presidential election came to a quick and decisive close, setting the stage for a stock rally in November and December.

After a brisk close to 2004, the equity market gave back gains in the first quarter of 2005 as investors took profits and energy prices resumed their climb. The misfortunes of the auto industry cast a shadow across the market overall, and raised new questions about economic growth. The environment brightened somewhat during June and July. Generally positive corporate earnings, better economic data, improved consumer confidence, and merger-and-acquisition activity bolstered the markets, helping offset some concerns about spiking oil prices.

The reporting period closed on a downbeat note, however. The Fed tightened rates once again, while investors grew increasingly concerned with the effects of rising energy prices on the economy. This anxiety was exacerbated when oil prices topped $70 per barrel in the aftermath of Hurricane Katrina. Retail data showed signs of waning consumer spending. It remained to be seen whether the consumer is merely pausing or on the verge of a protracted retreat.

Against this backdrop, science and technology stocks faced some headwinds. The long awaited surge in corporate technology spending remained elusive. With energy prices and interest rates both rising, investors sought stocks in the utility, energy and other more defensive areas of the market. The economy

(1)Team members may change without notice from time to time.
 2
began slowing at the margins and a lack of new job growth also fuelled investors' more defensive mood.

PERFORMANCE ANALYSIS

The fund returned 26.03 percent for the 12 months ended August 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Pacific Stock Exchange Technology Index, returned 24.14 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2005

----------------------------------------------------------------
                                    PACIFIC STOCK EXCHANGE
      CLASS A   CLASS B   CLASS C      TECHNOLOGY INDEX

      26.03%    24.93%    24.93%            24.14%
----------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

Although technology stocks as a group remained largely out of favor with investors, the fund generated compelling absolute returns by investing in a broad array of science and technology companies. Healthcare stocks played an important role in the portfolio. Specifically, several biotechnology stocks contributed robust gains as company-specific positive news helped these holdings deliver unusually strong results.

Some of the fund's Internet-related stocks were also positive contributors, boosted by increases in online advertising spending. A sharp rise in broadband subscription rates and a high-profile initial public offering signaled a growing opportunity for online advertising. As a result, companies across many industries, including entertainment, automobiles, and consumer goods, scrambled to ramp up their advertising presence on the Internet.

Detractors from the fund's overall return were largely due to negative surprises from individual companies, including those in the Internet and biotechnology areas. The fund also lost ground in the computer storage and peripherals group. We had identified potential opportunities at certain companies, but were unable to trade the positions to their fullest advantage prior to the market turning away from them. Negative sentiment hurt the fund's enterprise software group, as merger and acquisition activity prompted skepticism among investors.

With oil prices high and interest rates continuing to rise, we think a modestly defensive portfolio orientation is warranted. We have been seeking to minimize "tracking error" -- the fund's variance from its benchmark -- and take what we believe are prudent risks. We have added to the fund's weighting in large-cap technology stocks, which have tended to be less volatile than their smaller counterparts, as well as in selected health care names. The fund also remains overweighted in the Internet sector, which we believe includes many fundamentally strong companies.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 8/31/05
Google, Inc., Class A                                             3.9%
Yahoo!, Inc.                                                      3.7
Genentech, Inc.                                                   3.4
Amgen, Inc.                                                       3.0
International Business Machines Corp.                             2.9
Genzyme Corp.                                                     2.7
Millipore Corp.                                                   2.3
Medtronic, Inc.                                                   2.3
Lockheed Martin Corp.                                             2.3
Electronic Arts, Inc.                                             2.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/05
Semiconductors                                                   15.1%
Biotechnology                                                    10.2
Communications Equipment                                          9.6
Computer Hardware                                                 8.3
Internet Software & Services                                      7.7
Health Care Equipment                                             7.5
Systems Software                                                  5.7
Semiconductor Equipment                                           5.6
Aerospace & Defense                                               5.3
Data Processing & Outsourcing Services                            4.9
Application Software                                              4.2
IT Consulting & Other Services                                    2.6
Pharmaceuticals                                                   2.5
Health Care Supplies                                              2.3
Computer Storage & Peripherals                                    2.3
Home Entertainment Software                                       2.1
Internet Retail                                                   1.2
Integrated Telecommunication Services                             1.2
Wireless Telecommunication Services                               1.1
Electronic Equipment Manufacturers                                1.1
                                                                -----
Total Investments                                               100.5%
Liabilities in Excess of Other Assets                            (0.5)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/05 - 8/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   3/1/05           8/31/05       3/1/05-8/31/05
Class A
  Actual......................................    $1,000.00        $1,101.35          $12.45
  Hypothetical................................     1,000.00         1,013.41           11.93
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,096.47           16.49
  Hypothetical................................     1,000.00         1,009.51           15.80
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,096.47           16.49
  Hypothetical................................     1,000.00         1,009.51           15.80
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 2.35%, 3.12%, and 3.12% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  100.5%
AEROSPACE & DEFENSE  5.4%
Goodrich Corp. .............................................   110,000    $  5,040,200
Lockheed Martin Corp. ......................................   105,000       6,535,200
Raytheon Co. ...............................................   100,000       3,922,000
                                                                          ------------
                                                                            15,497,400
                                                                          ------------
APPLICATION SOFTWARE  4.2%
Autodesk, Inc. (a)..........................................   105,000       4,536,000
Mercury Interactive Corp. (a)...............................    75,000       2,750,250
SAP AG--ADR (Germany).......................................   115,000       4,907,050
                                                                          ------------
                                                                            12,193,300
                                                                          ------------
BIOTECHNOLOGY  10.2%
Amgen, Inc. (a).............................................   110,000       8,789,000
Genentech, Inc. (a).........................................   105,000       9,863,700
Genzyme Corp. (a)...........................................   110,000       7,828,700
MedImmune, Inc. (a).........................................   100,000       2,993,000
                                                                          ------------
                                                                            29,474,400
                                                                          ------------
COMMUNICATIONS EQUIPMENT  9.6%
ADC Telecommunications, Inc. (a)............................   100,000       2,094,000
Cisco Systems, Inc. (a).....................................   105,000       1,850,100
Corning, Inc. (a)...........................................   175,000       3,493,000
Harris Corp. ...............................................   115,000       4,440,150
Juniper Networks, Inc. (a)..................................   110,000       2,501,400
Motorola, Inc. .............................................   125,000       2,735,000
Nokia Corp.--ADR (Finland)..................................   100,000       1,577,000
QUALCOMM, Inc. .............................................   125,000       4,963,750
Scientific-Atlanta, Inc. ...................................   105,000       4,017,300
                                                                          ------------
                                                                            27,671,700
                                                                          ------------
COMPUTER HARDWARE  8.3%
Apple Computer, Inc. (a)....................................   105,000       4,927,650
Dell Computer Corp. (a).....................................   110,000       3,916,000
Hewlett-Packard Co. ........................................   115,000       3,192,400
International Business Machines Corp. ......................   105,000       8,465,100
NCR Corp. (a)...............................................   100,000       3,422,000
                                                                          ------------
                                                                            23,923,150
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  2.3%
American Power Conversion Corp. ............................   100,000       2,617,000
EMC Corp. (a)...............................................   125,000       1,607,500
Network Appliance, Inc. (a).................................   100,000       2,374,000
                                                                          ------------
                                                                             6,598,500
                                                                          ------------
DATA PROCESSING & OUTSOURCING SERVICES  4.9%
Automatic Data Processing, Inc. ............................   105,000       4,488,750
DST Systems, Inc. (a).......................................   105,000       5,638,500
First Data Corp. ...........................................    75,000       3,116,250
Heartland Payment Systems, Inc. (a).........................    39,200         994,896
                                                                          ------------
                                                                            14,238,396
                                                                          ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.1%
Agilent Technologies, Inc. (a)..............................   100,000    $  3,216,000
                                                                          ------------

HEALTH CARE EQUIPMENT  7.5%
Fisher Scientific International, Inc. (a)...................    50,000       3,224,000
Medtronic, Inc. ............................................   115,000       6,555,000
Mentor Corp. ...............................................    50,000       2,630,000
St. Jude Medical, Inc. (a)..................................   110,000       5,049,000
Stryker Corp. ..............................................    80,000       4,364,000
                                                                          ------------
                                                                            21,822,000
                                                                          ------------
HEALTH CARE SUPPLIES  2.3%
Millipore Corp. (a).........................................   105,000       6,714,750
                                                                          ------------

HOME ENTERTAINMENT SOFTWARE  2.1%
Electronic Arts, Inc. (a)...................................   105,000       6,014,400
                                                                          ------------

INTEGRATED TELECOMMUNICATION SERVICES  1.2%
NeuStar, Inc., Class A (a)..................................   125,000       3,438,750
                                                                          ------------

INTERNET RETAIL  1.2%
eBay, Inc. (a)..............................................    85,000       3,441,650
                                                                          ------------

INTERNET SOFTWARE & SERVICES  7.7%
Google, Inc., Class A (a)...................................    40,000      11,440,000
Yahoo!, Inc. (a)............................................   325,000      10,835,500
                                                                          ------------
                                                                            22,275,500
                                                                          ------------
IT CONSULTING & OTHER SERVICES  2.6%
Cognizant Technology Solutions Corp., Class A (a)...........    50,000       2,276,500
Infosys Technologies Ltd.--ADR (India)......................    75,000       5,309,250
                                                                          ------------
                                                                             7,585,750
                                                                          ------------
PHARMACEUTICALS  2.5%
Allergan, Inc. .............................................    25,000       2,301,250
Johnson & Johnson...........................................    50,000       3,169,500
Omnicare, Inc. (b) .........................................    35,000       1,839,250
                                                                          ------------
                                                                             7,310,000
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  5.6%
Applied Materials, Inc. ....................................   125,000       2,288,750
KLA-Tencor Corp. ...........................................   115,000       5,837,400
Lam Research Corp. (a)......................................   100,000       3,170,000
Novellus Systems, Inc. (a)..................................   105,000       2,815,050
Teradyne, Inc. (a)..........................................   125,000       2,100,000
                                                                          ------------
                                                                            16,211,200
                                                                          ------------
SEMICONDUCTORS  15.1%
Advanced Micro Devices, Inc. (a)............................   125,000       2,596,250
Altera Corp. (a)............................................   125,000       2,733,750
Analog Devices, Inc. .......................................   115,000       4,191,750
Broadcom Corp., Class A (a).................................   110,000       4,785,000

See Notes to Financial Statements                                             13

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTORS (CONTINUED)
Cypress Semiconductor Corp. (a).............................   100,000    $  1,563,000
Intel Corp. ................................................   115,000       2,957,800
Linear Technology Corp. ....................................   125,000       4,741,250
Marvell Technology Group Ltd. (Bermuda) (a).................    65,000       3,067,350
Maxim Integrated Products, Inc. ............................   115,000       4,904,750
Micron Technology, Inc. (a).................................   125,000       1,488,750
National Semiconductor Corp. ...............................   125,000       3,116,250
Texas Instruments, Inc. ....................................   125,000       4,085,000
Xilinx, Inc. ...............................................   125,000       3,511,250
                                                                          ------------
                                                                            43,742,150
                                                                          ------------
SYSTEMS SOFTWARE  5.6%
Adobe Systems, Inc. ........................................   105,000       2,839,200
Check Point Software Technologies Ltd. (Israel) (a).........   100,000       2,256,000
McAfee, Inc. (a)............................................   100,000       3,065,000
Microsoft Corp. ............................................   215,000       5,891,000
Symantec Corp. (a)..........................................   110,000       2,307,800
                                                                          ------------
                                                                            16,359,000
                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES  1.1%
Nextel Partners, Inc., Class A (a)..........................   125,000       3,280,000
                                                                          ------------

TOTAL INVESTMENTS 100.5%
  (Cost $235,595,410)..................................................    291,007,996
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.5%)..........................     (1,314,302)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $289,693,694
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Security purchased on a when-issued or delayed delivery basis.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2005

ASSETS:
Total Investments (Cost $235,595,410).......................  $  291,007,996
Receivables:
  Investments Sold..........................................       3,028,834
  Dividends.................................................         159,235
  Fund Shares Sold..........................................         113,589
Other.......................................................          62,576
                                                              --------------
    Total Assets............................................     294,372,230
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       1,818,649
  Custodian Bank............................................         920,118
  Fund Shares Repurchased...................................         659,091
  Distributor and Affiliates................................         509,287
  Investment Advisory Fee...................................         222,875
Accrued Expenses............................................         456,974
Trustees' Deferred Compensation and Retirement Plans........          91,542
                                                              --------------
    Total Liabilities.......................................       4,678,536
                                                              --------------
NET ASSETS..................................................  $  289,693,694
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,809,706,254
Net Unrealized Appreciation.................................      55,412,586
Accumulated Net Investment Loss.............................         (82,913)
Accumulated Net Realized Loss...............................  (1,575,342,233)
                                                              --------------
NET ASSETS..................................................  $  289,693,694
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $113,104,894 and 23,150,877 shares of
    beneficial interest issued and outstanding).............  $         4.89
    Maximum sales charge (5.75%* of offering price).........             .30
                                                              --------------
    Maximum offering price to public........................  $         5.19
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $144,815,035 and 31,092,765 shares of
    beneficial interest issued and outstanding).............  $         4.66
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,773,765 and 6,821,077 shares of
    beneficial interest issued and outstanding).............  $         4.66
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12,444).....  $ 2,046,388
Interest....................................................       18,968
                                                              -----------
    Total Income............................................    2,065,356
                                                              -----------
EXPENSES:
Shareholder Services........................................    3,269,272
Investment Advisory Fee.....................................    2,676,142
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $281,129, $1,498,147 and $340,981,
  respectively).............................................    2,120,257
Legal.......................................................       74,134
Custody.....................................................       37,501
Trustees' Fees and Related Expenses.........................       22,843
Other.......................................................      406,922
                                                              -----------
    Total Expenses..........................................    8,607,071
    Less Credits Earned on Cash Balances....................        5,119
                                                              -----------
    Net Expenses............................................    8,601,952
                                                              -----------
NET INVESTMENT LOSS.........................................  $(6,536,596)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $44,721,331
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   26,403,135
  End of the Period.........................................   55,412,586
                                                              -----------
Net Unrealized Appreciation During the Period...............   29,009,451
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $73,730,782
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $67,194,186
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 2005    AUGUST 31, 2004
                                                            ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................   $ (6,536,596)      $ (8,999,653)
Net Realized Gain.........................................     44,721,331         66,812,421
Net Unrealized Appreciation/Depreciation During the
  Period..................................................     29,009,451        (60,741,399)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     67,194,186         (2,928,631)
                                                             ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     23,480,547         46,861,256
Cost of Shares Repurchased................................    (91,076,789)       (95,116,672)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (67,596,242)       (48,255,416)
                                                             ------------       ------------
TOTAL DECREASE IN NET ASSETS..............................       (402,056)       (51,184,047)
NET ASSETS:
Beginning of the Period...................................    290,095,750        341,279,797
                                                             ------------       ------------
End of the Period (Including accumulated net investment
  loss of $82,913 and $70,884, respectively)..............   $289,693,694       $290,095,750
                                                             ============       ============

See Notes to Financial Statements                                             17

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED AUGUST 31,
CLASS A SHARES                             ------------------------------------------------
                                            2005      2004      2003      2002       2001
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $ 3.88    $ 3.93    $ 2.90    $  5.49    $ 26.81
                                           ------    ------    ------    -------    -------
  Net Investment Loss (a)................    (.08)     (.09)     (.08)      (.11)      (.18)
  Net Realized and Unrealized
    Gain/Loss............................    1.09       .04      1.11      (2.48)    (21.14)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........    1.01      (.05)     1.03      (2.59)    (21.32)
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $ 4.89    $ 3.88    $ 3.93    $  2.90    $  5.49
                                           ======    ======    ======    =======    =======

Total Return (b).........................  26.03%    -1.27%    35.52%    -47.18%    -79.51%
Net Assets at End of the Period (In
  millions)..............................  $113.1    $108.7    $125.3    $ 103.5    $ 198.8
Ratio of Expenses to Average Net
  Assets.................................   2.42%     2.34%     2.88%      2.39%      1.65%
Ratio of Net Investment Loss to Average
  Net Assets.............................  (1.72%)   (2.13%)   (2.73%)    (2.31%)    (1.48%)
Portfolio Turnover.......................     93%      180%      152%       142%       274%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED AUGUST 31,
CLASS B SHARES                             ------------------------------------------------
                                            2005      2004      2003      2002       2001
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $ 3.73    $ 3.81    $ 2.83    $  5.41    $ 26.59
                                           ------    ------    ------    -------    -------
  Net Investment Loss (a)................    (.11)     (.12)     (.10)      (.14)      (.28)
  Net Realized and Unrealized
    Gain/Loss............................    1.04       .04      1.08      (2.44)    (20.90)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........     .93      (.08)      .98      (2.58)    (21.18)
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $ 4.66    $ 3.73    $ 3.81    $  2.83    $  5.41
                                           ======    ======    ======    =======    =======

Total Return (b).........................  24.93%    -2.10%    34.63%    -47.69%    -79.65%
Net Assets at End of the Period (In
  millions)..............................  $144.8    $146.7    $172.7    $ 133.8    $ 288.4
Ratio of Expenses to Average Net
  Assets.................................   3.19%     3.11%     3.65%      3.16%      2.40%
Ratio of Net Investment Loss to Average
  Net Assets.............................  (2.49%)   (2.91%)   (3.50%)    (3.08%)    (2.24%)
Portfolio Turnover.......................     93%      180%      152%       142%       274%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED AUGUST 31,
CLASS C SHARES                             ------------------------------------------------
                                            2005      2004      2003      2002       2001
                                           ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $ 3.73    $ 3.81    $ 2.83    $  5.41    $ 26.59
                                           ------    ------    ------    -------    -------
  Net Investment Loss (a)................    (.11)     (.12)     (.10)      (.14)      (.28)
  Net Realized and Unrealized
    Gain/Loss............................    1.04       .04      1.08      (2.44)    (20.90)
                                           ------    ------    ------    -------    -------
Total from Investment Operations.........     .93      (.08)      .98      (2.58)    (21.18)
                                           ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $ 4.66    $ 3.73    $ 3.81    $  2.83    $  5.41
                                           ======    ======    ======    =======    =======

Total Return (b).........................  24.93%    -2.10%    34.63%    -47.69%    -79.65%
Net Assets at End of the Period (In
  millions)..............................  $ 31.8    $ 34.7    $ 43.4    $  34.7    $  80.3
Ratio of Expenses to Average Net
  Assets.................................   3.19%     3.11%     3.66%      3.16%      2.40%
Ratio of Net Investment Loss to Average
  Net Assets.............................  (2.49%)   (2.91%)   (3.51%)    (3.08%)    (2.23%)
Portfolio Turnover.......................     93%      180%      152%       142%       274%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999 with three classes of common shares: Class A, Class B, and Class C. The Fund registered Class I Shares on December 30, 2004. There were no sales of Class I Shares for the period ended August 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $41,469,212. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $1,571,660,948, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$  143,534,095..............................................  August 31, 2009
 1,245,430,493..............................................  August 31, 2010
   182,696,360..............................................  August 31, 2011

    At August 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $239,276,697
                                                                ============
Gross tax unrealized appreciation...........................    $ 59,666,201
Gross tax unrealized depreciation...........................      (7,934,902)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 51,731,299
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2005 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book to tax basis difference relating to a net operating loss totaling $6,524,170 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book to tax basis difference related to the Fund's investment in other regulated investment companies totaling $397 was reclassified from accumulated net investment loss to accumulated net realized loss.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended August 31, 2005, the Fund's custody fee was reduced by $5,119 as a result of credits earned on cash balances.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .90%
Next $500 million...........................................       .85%
Over $1 billion.............................................       .80%

    For the year ended August 31, 2005, the Fund recognized expenses of approximately $23,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2005, the Fund recognized expenses of approximately $62,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2005, the Fund recognized expenses of approximately $2,720,000, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $49,998 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2005. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $190,591.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

3. CAPITAL TRANSACTIONS

At August 31, 2005, capital aggregated $681,903,763, $861,948,413, and
$265,854,078 for Classes A, B and C, respectively. For the year ended August 31, 2005, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................    3,114,080    $ 13,893,091
  Class B...................................................    1,905,158       8,110,653
  Class C...................................................      348,186       1,476,803
                                                              -----------    ------------
Total Sales.................................................    5,367,424    $ 23,480,547
                                                              ===========    ============
Repurchases:
  Class A...................................................   (7,975,539)   $(35,579,787)
  Class B...................................................  (10,177,343)    (43,436,122)
  Class C...................................................   (2,824,822)    (12,060,880)
                                                              -----------    ------------
Total Repurchases...........................................  (20,977,704)   $(91,076,789)
                                                              ===========    ============

    At August 31, 2004, capital aggregated $706,137,686, $900,535,250, and
$277,153,730 for Classes A, B and C, respectively. For the year ended August 31, 2004, transactions were as follows:

                                                                SHARES          VALUE
Sales:
  Class A...................................................    6,150,421    $ 25,762,027
  Class B...................................................    4,247,442      17,108,738
  Class C...................................................      998,901       3,990,491
                                                              -----------    ------------
Total Sales.................................................   11,396,764    $ 46,861,256
                                                              ===========    ============
Repurchases:
  Class A...................................................  (10,011,554)   $(41,639,851)
  Class B...................................................  (10,250,621)    (41,029,111)
  Class C...................................................   (3,094,335)    (12,447,710)
                                                              -----------    ------------
Total Repurchases...........................................  (23,356,510)   $(95,116,672)
                                                              ===========    ============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the years ended August 31, 2005 and 2004, 377,118 and 124,894 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended August 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $43,000 and CDSC on redeemed shares of approximately $310,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $274,999,940 and $347,502,630, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $26,534,500 and $207,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended August 31, 2005, are payments retained by Van Kampen of approximately $1,132,500 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $190,300.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TECHNOLOGY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Technology Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Technology Fund (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Technology Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                October 12, 2005

VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN TECHNOLOGY FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)               Trustee      Trustee     Chairman and Chief             78       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of
1800 Swift Drive                                          Blistex Inc., a consumer                funds in the Fund
Oak Brook, IL 60523                                       health care products                    Complex.
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         76       Trustee/Director/Managing
33971 Selva Road                              since 1999  Chairman and Chief                      General Partner of
Suite 130                                                 Executive Officer of the                funds in the Fund
Dana Point, CA 92629                                      Allstate Corporation                    Complex. Director of
                                                          ("Allstate") and Allstate               Amgen Inc., a
                                                          Insurance Company. Prior                biotechnological
                                                          to January 1995,                        company, and Director
                                                          President and Chief                     of Valero Energy
                                                          Executive Officer of                    Corporation, an
                                                          Allstate. Prior to August               independent refining
                                                          1994, various management                company.
                                                          positions at Allstate.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)                Trustee      Trustee     President of CAC, L.L.C.,      78       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of
4350 LaJolla Village Drive                                offering capital                        funds in the Fund
Suite 980                                                 investment and management               Complex. Director of
San Diego, CA 92122-6223                                  advisory services. Prior                Stericycle, Inc.,
                                                          to February 2001, Vice                  Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation, and
                                                          Inc., a global                          Trustee of The Scripps
                                                          distributor of wire,                    Research Institute.
                                                          cable and communications                Prior to January 2005,
                                                          connectivity products.                  Trustee of the
                                                          Prior to July 2000,                     University of Chicago
                                                          Managing Partner of                     Hospitals and Health
                                                          Equity Group Corporate                  Systems. Prior to April
                                                          Investment (EGI), a                     2004, Director of
                                                          company that makes                      TheraSense, Inc. Prior
                                                          private investments in                  to January 2004,
                                                          other companies.                        Director of TeleTech
                                                                                                  Holdings Inc. and Arris
                                                                                                  Group, Inc. Prior to
                                                                                                  May 2002, Director of
                                                                                                  Peregrine Systems Inc.
                                                                                                  Prior to February 2001,
                                                                                                  Director of IMC Global
                                                                                                  Inc. Prior to July
                                                                                                  2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero
                                                                                                  Mexico (GAM).


VAN KAMPEN TECHNOLOGY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            76       Trustee/Director/Managing
Heidrick & Struggles                          since 1999  Heidrick & Struggles, an                General Partner of
233 South Wacker Drive                                    executive search firm.                  funds in the Fund
Suite 7000                                                Trustee on the University               Complex.
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (53)            Trustee      Trustee     Director and President of      76       Trustee/Director/Managing
1744 R Street, NW                             since 1999  the German Marshall Fund                General Partner of
Washington, DC 20009                                      of the United States, an                funds in the Fund
                                                          independent U.S.                        Complex.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (69)               Trustee      Trustee     Prior to 1998, President       78       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of
Galena, IL 61036                                          Officer of Pocklington                  funds in the Fund
                                                          Corporation, Inc., an                   Complex. Director of
                                                          investment holding                      the Lake Forest Bank &
                                                          company. Director of the                Trust.
                                                          Marrow Foundation.

VAN KAMPEN TECHNOLOGY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)              Trustee      Trustee     President of Nelson            76       Trustee/Director/Managing
423 Country Club Drive                        since 1999  Investment Planning                     General Partner of
Winter Park, FL 32789                                     Services, Inc., a                       funds in the Fund
                                                          financial planning                      Complex.
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (64)        Trustee      Trustee     President Emeritus and         78       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of
Chicago, IL 60637                                         University of Chicago and               funds in the Fund
                                                          the Adam Smith                          Complex. Director of
                                                          Distinguished Service                   Winston Laboratories,
                                                          Professor in the                        Inc.
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (63)   Trustee      Trustee     Chief Communications           76       Trustee/Director/Managing
815 Cumberstone Road                          since 1999  Officer of the National                 General Partner of
Harwood, MD 20776                                         Academy of                              funds in the Fund
                                                          Sciences/National                       Complex. Director of
                                                          Research Council, an                    Fluor Corp., an
                                                          independent, federally                  engineering,
                                                          chartered policy                        procurement and
                                                          institution, from 2001 to               construction
                                                          November 2003 and Chief                 organization, since
                                                          Operating Officer from                  January 2004 and
                                                          1993 to 2001. Director of               Director of Neurogen
                                                          the Institute for Defense               Corporation, a
                                                          Analyses, a federally                   pharmaceutical company,
                                                          funded research and                     since January 1998.
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN TECHNOLOGY FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        78       Trustee/Director/Managing
333 West Wacker Drive                         since 1999  of Skadden, Arps, Slate,                General Partner of
Chicago, IL 60606                                         Meagher & Flom LLP, legal               funds in the Fund
                                                          counsel to funds in the                 Complex. Director of
                                                          Fund Complex.                           the Abraham Lincoln
                                                                                                  Presidential Library
                                                                                                  Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN TECHNOLOGY FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        President and        Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas   Principal Executive  since 2003  Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                          since 2003, and previously Executive Vice President of funds in the Fund Complex from 2003-2005. Managing Director of
                                                               Morgan Stanley and Morgan Stanley & Co. Incorporated.
                                                               Managing Director of Morgan Stanley Investment Management
                                                               Inc. Chief Administrative Officer, Managing Director and
                                                               Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                               Stanley Services Company Inc. and Managing Director and
                                                               Director of Morgan Stanley Distributors Inc. Chief Executive
                                                               Officer and Director of Morgan Stanley Trust. Executive Vice
                                                               President and Principal Executive Officer of the
                                                               Institutional and Retail Morgan Stanley Funds; Director of
                                                               Morgan Stanley SICAV; previously Chief Global Operations
                                                               Officer of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)      Executive Vice       Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief  since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer               Investment Management Inc. and Director of Morgan Stanley
                                                               Trust for over 5 years. Executive Vice President and Chief
                                                               Investment Officer of funds in the Fund Complex. Managing
                                                               Director and Chief Investment Officer of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc. since
                                                               December 2002.

Amy R. Doberman (43)          Vice President       Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                        since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                             Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                               and the Adviser. Vice President of the Morgan Stanley
                                                               Institutional and Retail Funds since July 2004 and Vice
                                                               President of funds in the Fund Complex since August 2004.
                                                               Previously, Managing Director and General Counsel of
                                                               Americas, UBS Global Asset Management from July 2000 to July
                                                               2004 and General Counsel of Aeltus Investment Management,
                                                               Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)        Vice President       Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary        since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN TECHNOLOGY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)         Chief Compliance     Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer              since 1999  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                               Advisors Inc. and certain other subsidiaries of Van Kampen
                                                               Investments, Vice President, Chief Financial Officer and
                                                               Treasurer of funds in the Fund Complex and head of Fund
                                                               Accounting for Morgan Stanley Investment Management. Prior
                                                               to December 2002, Executive Director of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (41)          Chief Financial      Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              Officer and          since 2005  since June 2005. Chief Financial Officer and Treasurer of
Oakbrook Terrace, IL 60181    Treasurer                        funds in the Fund Complex since August 2005. Prior to June
                                                               2005, Vice President and Chief Financial Officer of
                                                               Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  77, 177, 277
                                                                TECH ANR 10/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02482P-Y08/05

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Advantage Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the MSCI AC World Free Index ex-USA from 9/30/2001 (the first month-end after inception) through 8/31/2005. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                 VAN KAMPEN INTERNATIONAL       MSCI ALL COUNTRY WORLD FREE INDEX
                                                                      ADVANTAGE FUND                         EX-USA
                                                                 ------------------------       ---------------------------------
9/01                                                                       9428                               10000
12/01                                                                     10137                               10889
                                                                          10308                               11068
                                                                          10089                               10774
                                                                           8024                                8695
12/02                                                                      8538                                9291
                                                                           7756                                8613
                                                                           9392                               10323
                                                                          10093                               11219
12/03                                                                     11547                               13138
                                                                          11964                               13773
                                                                          11679                               13678
                                                                          11252                               13816
12/04                                                                     12927                               15945
                                                                          12853                               15998
                                                                          12576                               15996
8/05                                                                      13397                               17010

                            A SHARES              B SHARES              C SHARES              I SHARES
                          since 9/26/01         since 9/26/01         since 9/26/01         since 8/12/05
------------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES    W/O SALES   W/SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES

Since Inception          9.96%       8.32%     9.19%       8.69%     9.47%       9.47%    -1.64%     -1.64%

1 Year                  21.36       14.41     20.57       15.57     20.54       19.54       N/A        N/A
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I Shares are offered without any sales charges on purchases or sales and without any distribution (12b-1) fee and service fee. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower.

The MSCI All Country World Free ex-USA is generally representative of world stock markets, excluding the United States. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2005

Van Kampen International Advantage Fund is managed by the Adviser's Global Core Team.(1) Current members include Sandra Yeager, Managing Director of the Adviser; and Mark Laskin, Vice President of the Adviser.

MARKET CONDITIONS

International stock markets generated strong returns for the 12-month period ended August 31, 2005 and significantly outperformed domestic stocks. Although soaring energy prices did cast a shadow, solid consumer trends, industrial production and positive corporate earnings propelled economic growth and buoyed the equity markets. That said, the pace of the markets was not necessarily even. Significant gains were earned during the final months of 2004, when the U.S. equity markets sparked a global rally, only to be followed by flat performance in the first months of 2005. The annual period ended on a strong note, however, as renewed optimism surrounding the U.S. economy rippled across the globe.

In Asia, continued expansion in China supported the region during the annual period. While government directed measures did moderate growth, the effects were not as severe as some had feared. Japan showed steady signs of improvement, particularly during the latter portion of the reporting period. The Japanese export market advanced, helped by demand from China. This strength in exports gave a much-needed lift to consumer sectors. Real estate spending picked up and deflation abated. Banks made significant progress in clearing problem loans from their books, and other reforms gained momentum.

During the annual period, export driven markets such as Germany and France benefited from demand from Eastern Europe, Asia and the United States. Consumer sentiment and spending remained subdued overall, however. While a pickup in France's real estate market bolstered spending and Germany also showed improvement, not all countries fared so well. In the United Kingdom, spending flagged markedly as the annual period progressed. Protracted weakness in the real estate market, decreased industrial production and increasing unemployment weighed heavily on consumers. Against this backdrop, the Bank of England moved to stimulate growth and decreased interest rates. The economic climate was sluggish in Italy as well, as recessionary pressures loomed.

Emerging markets continued to demonstrate impressive strength. Accelerating global growth, appreciating currencies, economic policies and corporate earnings were among the factors supporting gains in many markets. Rising commodity prices proved advantageous; historically, emerging markets have been well represented among the world's leading commodity producers.

(1)Team members may change without notice from time to time.
 2

Within the fund's benchmark index, energy stocks rode the wave of rising commodity prices to generate standout returns during the reporting period. Capital goods outperformed due to export demand and industrial growth, while the utilities sector benefited from rising energy costs and from investors' penchant for more defensive, yield-oriented investments. Diversified financials stocks posted brisk gains as merger and acquisitions fuelled capital markets activity. In contrast, technology hardware stocks struggled amid price deflation and increased competition. The stock prices of European auto manufacturers declined as the travails of their U.S. counterparts exacerbated pricing and capacity issues. Patent challenges and slowing approvals hurt pharmaceutical stocks, while competition and waning consumer spending drove retailers downward.

PERFORMANCE ANALYSIS

The fund returned 21.36 percent for the 12 months ended August 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the MSCI All Country (AC) World Free Index ex-USA returned 23.61 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2005

------------------------------------------------------------
                                    MSCI AC WORLD FREE
      CLASS A   CLASS B   CLASS C      INDEX EX-USA

      21.36%    20.57%    20.54%          23.61%
------------------------------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

Although the fund's energy holdings performed very well in absolute terms, our energy stock strategy hindered performance relative to the benchmark. Based on a view that oil prices would fall, we underweighted energy versus the benchmark index. This positioning tempered gains as oil prices soared to unprecedented heights. We also favored large-cap integrated energy companies. These stocks are more defensive than other areas of the energy sector, in that they typically decline less steeply when oil prices drop. However, they also rise less dramatically when prices rise, as was the case during the period.

European bank stocks clipped the fund's pace, as the expansion activities of certain holdings failed to win favor with the market. Additionally, concerns about the deterioration of the Italian economy prompted us to underweight that country's banking industry. This positioning slowed relative performance, as Italian banking stocks continued to advance on the back of increased M&A speculation. Meanwhile, waning consumer trends combined with company-specific events drove down the stocks of certain European retailers. Also on the downside, an underweighting in emerging markets and Canada proved disadvantageous. Both areas performed strongly, due to their energy and materials focused markets.

In contrast, the fund benefited from strong stock selection in enterprise software where increases in sales licensing and revenues resulted in solid share price appreciation. Although the technology hardware sector lagged in the broad market, the fund included stocks that bucked the trend; favorable company-specific trends in demand and pricing led to gains. Semiconductors stocks also contributed upside performance, due to demand and pricing. As global growth fuelled demand for metals and chemicals, the fund's materials holdings were a boon to performance as well. Relative performance also benefited from an underweighting in European auto stocks. Our caution proved well founded. As the U.S. auto industry slashed prices to boost profits, European companies faced increased challenges to their own near- and long-term profitability. Positions in European food, beverage and tobacco stocks also benefited performance due to industry consolidation trends.

Throughout the fiscal year, we followed a disciplined bottom-up investment process, focusing on the merits of individual companies throughout the international marketplace. To do this, we leveraged our extensive global proprietary research capabilities. We look forward to following this course in the coming year.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Portfolio in the future.

TOP TEN HOLDINGS AS OF 8/31/05
Banco Bilbao Vizcaya, SA                                          2.8%
Total, SA                                                         2.8
Vodafone Group Plc                                                2.8
William Morrison Supermarkets Plc                                 2.8
BNP Paribas, SA                                                   2.3
GlaxoSmithKline Plc                                               2.2
Toyota Motor Corp.                                                2.2
Canon, Inc.                                                       2.2
Samsung Electronics Co., Ltd.                                     2.2
BP Plc                                                            2.1

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 8/31/2005
United Kingdom                                                   24.5%
Japan                                                            14.6
France                                                           10.1
Netherlands                                                       9.9
Switzerland                                                       8.4
Germany                                                           7.4
Republic of Korea                                                 5.3
Spain                                                             5.1
Italy                                                             2.5
Taiwan-Republic of China                                          2.4
Sweden                                                            2.2
Australia                                                         1.5
United States                                                     1.5
Brazil                                                            0.7
Hong Kong                                                         0.7
Singapore                                                         0.6
Ireland                                                           0.6
Israel                                                            0.4
                                                                -----
Total Long-Term Investments                                      98.4%
Short-Term Investments                                            1.2
Foreign Currency                                                  0.4
Liabilities in Excess of Other Assets                            -0.0
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/01/05 - 8/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 3/1/05           8/31/05        3/1/05-8/31/05
Class A
  Actual....................................    $1,000.00        $1,010.46           $ 8.36
  Hypothetical..............................     1,000.00         1,017.21             8.39
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00         1,006.54            12.14
  Hypothetical..............................     1,000.00         1,013.11            12.18
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00         1,006.47            12.14
  Hypothetical..............................     1,000.00         1,013.11            12.18
  (5% annual return before expenses)
Class I
  Actual....................................     1,000.00           983.56             0.65
  Hypothetical..............................     1,000.00         1,018.11             7.12
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, 2.40%, 2.40% and 1.40% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through 8/31/05. These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement with the investment adviser and the related investment sub-advisory agreement with an affiliate of the investment adviser (together referred to as the "investment advisory agreements") require that such investment advisory agreements be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 25, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreements are fair and reasonable and approved the continuance of the investment advisory agreements as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser on behalf of itself and its affiliate, the Fund's investment sub-adviser (together the investment adviser and investment sub-adviser are referred to as the "investment advisers") at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment advisers and separate from the investment advisers in reviewing and considering the investment advisory agreements.

In approving the investment advisory agreements, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment advisers, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment advisers' expenses in providing the services and the profitability of the investment advisers and their affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment advisers are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment advisers of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment advisers and their affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment advisers and their affiliated companies and the capability of the personnel of the investment advisers, and specifically the strength and background of their portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreements is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment advisers as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment advisers the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment advisers or their affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment advisers support its decision to approve the investment advisory agreements.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment advisers the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment advisers place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment advisers the level of advisory fees for this Fund relative to comparable funds and other products advised by the investment advisers and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the investment advisers, their affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreements.

Investment Advisers' Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment advisers' expenses in providing services to the Fund and other funds advised by the investment advisers and the profitability of the investment advisers. These profitability reports are put together by the investment advisers with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment advisers their revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment advisers' expenses and profitability support its decision to approve the investment advisory agreements.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment advisers' profitability, the trustees discuss with the investment advisers how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreements.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment advisers and their affiliates derived from their relationship with the Fund and other funds advised by the investment advisers. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the advisers generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment advisers each of these arrangements and the reasonableness of their costs relative to the services performed. The Board has determined that the other benefits received by the investment advisers or their affiliates support its decision to approve the investment advisory agreements.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  96.9%
AUSTRALIA  1.5%
National Australia Bank, Ltd. ..............................    69,930    $  1,656,440
                                                                          ------------

BRAZIL  0.7%
Petroleo Brasileiro SA--ADR.................................    12,509         782,563
                                                                          ------------

FRANCE  10.1%
BNP Paribas, SA.............................................    35,188       2,575,008
France Telecom, SA..........................................    58,270       1,761,480
Gaz de France, SA (a).......................................     8,156         272,682
Sanofi-Aventis, SA..........................................    20,395       1,750,274
Schneider Electric, SA......................................    24,111       1,903,271
Total, SA...................................................    12,105       3,189,261
                                                                          ------------
                                                                            11,451,976
                                                                          ------------
GERMANY  7.4%
Allianz, AG.................................................    16,937       2,199,670
BMW, AG.....................................................    19,149         865,809
Commerzbank, AG.............................................    59,400       1,551,139
Deutsche Bank, AG...........................................    25,209       2,194,377
Siemens, AG.................................................    19,755       1,500,830
                                                                          ------------
                                                                             8,311,825
                                                                          ------------
HONG KONG  0.7%
Sun Hung Kai Properties, Ltd. ..............................    77,000         780,396
                                                                          ------------

IRELAND  0.6%
Bank of Ireland.............................................    43,101         680,535
                                                                          ------------

ISRAEL  0.4%
Teva Pharmaceutical Industries, Ltd.--ADR...................    13,389         434,339
                                                                          ------------

ITALY  2.5%
ENI S.p.A. .................................................    68,004       2,016,359
Telecom Italia S.p.A. ......................................   310,495         818,542
                                                                          ------------
                                                                             2,834,901
                                                                          ------------
JAPAN  14.6%
Canon, Inc. ................................................    49,100       2,485,769
Joyo Bank, Ltd. ............................................   205,000       1,126,155
JSR Corp. ..................................................    45,900       1,032,701
Kao Corp. ..................................................    32,000         763,263
Millea Holdings, Inc. ......................................        82       1,209,072
Shin-Etsu Chemical Co., Ltd. ...............................    38,100       1,547,289
SMC Corp. ..................................................    13,300       1,653,079
Sumitomo Trust and Banking Co., Ltd. .......................   156,000       1,088,847
Takeda Chemical Industries, Ltd. ...........................    29,300       1,587,658

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Tokyo Electric Power Co., Inc. .............................    61,100    $  1,503,274
Toyota Motor Corp. .........................................    61,100       2,501,486
                                                                          ------------
                                                                            16,498,593
                                                                          ------------
NETHERLANDS  9.9%
Aegon, NV...................................................    76,909       1,084,762
ASML Holding, NV (a)........................................   114,629       1,930,509
Royal KPN, NV...............................................   175,476       1,661,982
Royal Numico, NV (a)........................................    26,964       1,118,602
TNT, NV.....................................................    46,468       1,196,267
VNU, NV.....................................................    62,185       1,912,987
Wolters Kluwer, NV CVA......................................   121,624       2,290,686
                                                                          ------------
                                                                            11,195,795
                                                                          ------------
REPUBLIC OF KOREA  5.3%
Kookmin Bank................................................    15,048         757,134
Kookmin Bank--ADR (a).......................................    42,892       2,173,767
Samsung Electronics Co., Ltd. ..............................     4,620       2,441,338
SK Telecom Co., Ltd.--ADR...................................    26,540         564,240
                                                                          ------------
                                                                             5,936,479
                                                                          ------------
SINGAPORE  0.6%
United Overseas Bank, Ltd. .................................    86,000         727,962
United Overseas Land, Ltd. .................................     8,600          11,897
                                                                          ------------
                                                                               739,859
                                                                          ------------
SPAIN  5.1%
Altadis, SA.................................................    18,971         824,982
Banco Bilbao Vizcaya Argentaria, SA.........................   192,802       3,211,173
Banco Santander Central Hispano, SA.........................   136,347       1,672,301
                                                                          ------------
                                                                             5,708,456
                                                                          ------------
SWEDEN  2.2%
ForeningsSparbanken AB......................................    34,403         846,715
Sandvik AB..................................................    36,182       1,610,225
                                                                          ------------
                                                                             2,456,940
                                                                          ------------
SWITZERLAND  8.4%
Compagnie Financiere Richemont, AG, Class A.................    29,678       1,128,678
Credit Suisse Group.........................................    48,203       2,098,941
Nestle, SA..................................................     6,266       1,762,552
Novartis, AG................................................    45,114       2,195,266
Roche Holding, AG...........................................     9,935       1,377,841
UBS, AG.....................................................    10,923         897,152
                                                                          ------------
                                                                             9,460,430
                                                                          ------------
TAIWAN-REPUBLIC OF CHINA  2.4%
Chunghwa Telecom Co., Ltd.--ADR (a).........................    57,220       1,101,485
Hon Hai Precision Industry Co., Ltd. .......................   309,000       1,598,529
                                                                          ------------
                                                                             2,700,014
                                                                          ------------
UNITED KINGDOM  24.5%
AstraZeneca Group Plc.......................................    24,101       1,104,517
BOC Group Plc...............................................    63,076       1,196,206

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
BP Plc......................................................   212,536    $  2,422,080
Cadbury Schweppes Plc.......................................   114,306       1,131,537
Carnival Plc................................................    27,884       1,449,125
GlaxoSmithKline Plc.........................................   103,796       2,520,581
International Power Plc.....................................   305,598       1,286,473
O2 Plc......................................................   369,195       1,019,853
Prudential Corp. Plc........................................   214,105       1,963,812
Reckitt Benckiser Plc.......................................    35,888       1,115,337
Royal Bank of Scotland Group Plc............................    46,004       1,344,883
Royal Dutch Shell Plc, Class A (a)..........................    61,025       1,990,576
Standard Chartered Plc......................................    78,177       1,675,863
Tesco Plc...................................................   185,781       1,096,086
Vodafone Group Plc..........................................  1,159,772      3,187,882
William Morrison Supermarkets Plc...........................   950,399       3,108,722
                                                                          ------------
                                                                            27,613,533
                                                                          ------------

TOTAL COMMON STOCKS 96.9%..............................................    109,243,074
                                                                          ------------

INVESTMENT COMPANY  1.5%
UNITED STATES  1.5%
Ishares Tr MSCI EAFE Index Fd...............................    21,176       1,654,269
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS 98.4%
  (Cost $98,393,322)...................................................    110,897,343

SHORT-TERM INVESTMENT  1.2%
  (Cost $1,382,000)....................................................      1,382,000
                                                                          ------------

TOTAL INVESTMENTS  99.6%
  (Cost $99,775,322)...................................................    112,279,343
FOREIGN CURRENCY  0.4%
  (Cost $491,697)......................................................        489,696
LIABILITIES IN EXCESS OF OTHER ASSETS  0.0%............................        (72,521)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $112,696,518
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

CVA--Certification Van Aandelen

Securities with total market value equal to $101,923,422 at August 31, 2005 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

          SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
----------------------------------------------------------------------------------------
Diversified Banks                                             $ 19,961,767       17.7%
Pharmaceuticals                                                 10,970,476        9.7
Integrated Oil & Gas                                            10,673,520        9.5
Integrated Telecommunication Services                            5,343,489        4.7
Diversified Capital Markets                                      5,190,470        4.6
Wireless Telecommunication Services                              4,771,975        4.2
Food Retail                                                      4,204,808        3.7
Publishing                                                       4,203,674        3.7
Packaged Foods & Meats                                           4,012,691        3.6
Automobile Manufacturers                                         3,367,295        3.0
Industrial Machinery                                             3,263,304        2.9
Life & Health Insurance                                          3,048,574        2.7
Specialty Chemicals                                              2,579,990        2.3
Office Electronics                                               2,485,769        2.2
Semiconductors                                                   2,441,338        2.2
Multi-line Insurance                                             2,199,670        2.0
Semiconductor Equipment                                          1,930,509        1.7
Electrical Components & Equipment                                1,903,271        1.7
Household Products                                               1,878,600        1.7
Financial                                                        1,654,269        1.5
Electronic Manufacturing Services                                1,598,529        1.4
Electric Utilities                                               1,503,274        1.3
Industrial Conglomerates                                         1,500,830        1.3
Hotels, Resorts & Cruise Lines                                   1,449,125        1.3
Traders                                                          1,286,473        1.1
Property & Casualty                                              1,209,072        1.1
Air Freight & Logistics                                          1,196,267        1.1
Industrial Gases                                                 1,196,206        1.1
Apparel, Accessories & Luxury Goods                              1,128,678        1.0
Regional Banks                                                   1,126,155        1.0
Tobacco                                                            824,982        0.7
Real Estate Management & Development                               792,293        0.7
                                                              ------------    ----------
                                                              $110,897,343       98.4%
                                                              ============    ==========

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2005

ASSETS:
Total Investments (Cost $99,775,322)........................  $112,279,343
Foreign Currency (Cost $491,697)............................       489,696
Cash........................................................            59
Receivables:
  Investments Sold..........................................       566,737
  Dividends.................................................       317,020
  Fund Shares Sold..........................................       271,609
  Interest..................................................           134
Other.......................................................        66,592
                                                              ------------
    Total Assets............................................   113,991,190
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       755,427
  Fund Shares Repurchased...................................       150,994
  Distributor and Affiliates................................       104,069
  Investment Advisory Fee...................................        73,919
Accrued Expenses............................................       115,724
Trustees' Deferred Compensation and Retirement Plans........        94,539
                                                              ------------
    Total Liabilities.......................................     1,294,672
                                                              ------------
NET ASSETS..................................................  $112,696,518
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $105,858,934
Net Unrealized Appreciation.................................    12,513,302
Accumulated Undistributed Net Investment Income.............       663,738
Accumulated Net Realized Loss...............................    (6,339,456)
                                                              ------------
NET ASSETS..................................................  $112,696,518
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net
    assets of $70,339,737 and 5,602,398 shares of beneficial
    interest issued and outstanding)........................  $      12.56
    Maximum sales charge (5.75%* of offering price).........           .77
                                                              ------------
    Maximum offering price to public........................  $      13.33
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net
    assets of $25,340,087 and 2,057,130 shares of beneficial
    interest
    issued and outstanding).................................  $      12.32
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets
    of $7,631,255 and 613,001 shares of beneficial interest
    issued and outstanding).................................  $      12.45
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets
    of $9,385,439 and 747,180 shares of beneficial interest
    issued and outstanding).................................  $      12.56
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $295,417)....  $2,206,801
Interest....................................................      30,982
Other.......................................................          47
                                                              ----------
    Total Income............................................   2,237,830
                                                              ==========
EXPENSES:
Investment Advisory Fee.....................................     720,814
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $133,100, $194,398, $55,222 and $0,
  respectively).............................................     382,720
Shareholder Services........................................     205,947
Shareholder Reports.........................................      84,073
Registration and Filing Fees................................      73,136
Custody.....................................................      70,985
Legal.......................................................      63,370
Trustees' Fees and Related Expenses.........................      17,260
Other.......................................................     140,121
                                                              ----------
    Total Expenses..........................................   1,758,426
    Expense Reduction ($207,604 Investment Advisory and
      $4,135 Other).........................................     211,739
    Less Credits Earned on Cash Balances....................       1,620
                                                              ----------
    Net Expenses............................................   1,545,067
                                                              ----------
NET INVESTMENT INCOME.......................................  $  692,763
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:..........................
Realized Gain/Loss:
  Investments...............................................  $5,340,953
  Forward Foreign Currency Contracts........................     111,427
  Foreign Currency Transactions.............................       1,637
                                                              ----------
Net Realized Gain...........................................   5,454,017
                                                              ----------
Unrealized Appreciation/Depreciation During the Period:
  Investments...............................................   3,742,583
  Foreign Currency Translation..............................     (16,058)
  Forward Foreign Currency Contracts........................     (31,566)
                                                              ----------
Net Unrealized Appreciation During the Period...............   3,694,959
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $9,148,976
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $9,841,739
                                                              ==========

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 2005    AUGUST 31, 2004
                                                            ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $    692,763        $    40,607
Net Realized Gain.........................................      5,454,017          1,189,577
Net Unrealized Appreciation/Depreciation During the
  Period..................................................      3,694,959           (739,391)
                                                             ------------        -----------
Change in Net Assets from Operations......................      9,841,739            490,793
                                                             ------------        -----------

Distributions from Net Realized Gain:
    Class A Shares........................................       (827,264)               -0-
    Class B Shares........................................       (177,352)               -0-
    Class C Shares........................................       (100,428)               -0-
    Class I Shares........................................            -0-                -0-
                                                             ------------        -----------
Total Distributions.......................................     (1,105,044)               -0-
                                                             ------------        -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......      8,736,695            490,793
                                                             ------------        -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    125,154,430         14,371,201
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................      1,086,482                -0-
Cost of Shares Repurchased................................    (40,471,985)        (4,300,199)
                                                             ------------        -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........     85,768,927         10,071,002
                                                             ------------        -----------
TOTAL INCREASE IN NET ASSETS..............................     94,505,622         10,561,795
NET ASSETS:
Beginning of the Period...................................     18,190,896          7,629,101
                                                             ------------        -----------
End of the Period (Including accumulated undistributed net
  investment income of $663,738 and ($66,487),
  respectively)...........................................   $112,696,518        $18,190,896
                                                             ============        ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 26, 2001
                                               YEAR ENDED AUGUST 31,         (COMMENCEMENT
CLASS A SHARES                               --------------------------    OF OPERATIONS) TO
                                              2005      2004      2003       AUGUST 31 2002
                                             --------------------------    ------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................    $10.86    $ 9.83    $ 9.43          $10.00
                                             ------    ------    ------          ------
  Net Investment Income (a)..............       .13       .04       .09             .03
  Net Realized and Unrealized
    Gain/Loss............................      2.14       .99       .88            (.28)
                                             ------    ------    ------          ------
Total from Investment Operations.........      2.27      1.03       .97            (.25)
                                             ------    ------    ------          ------
Less:
  Distributions from Net Investment
    Income...............................       -0-       -0-       .57             .31
  Distributions from Net Realized Gain...       .57       -0-       -0-             .01
                                             ------    ------    ------          ------
Total Distributions......................       .57       -0-       .57             .32
                                             ------    ------    ------          ------
NET ASSET VALUE, END OF THE PERIOD.......    $12.56    $10.86    $ 9.83          $ 9.43
                                             ======    ======    ======          ======

Total Return (b) *.......................    21.36%    10.48%    11.20%          -2.60%**
Net Assets at End of the Period (In
  millions)..............................    $ 70.3    $ 13.9    $  5.6          $  1.6
Ratio of Expenses to Average Net Assets
  (c) *..................................     1.70%     1.72%     1.75%           1.78%
Ratio of Net Investment Income to Average
  Net Assets*............................     1.08%      .38%      .98%            .33%
Portfolio Turnover.......................       69%       68%       43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)..........................     1.97%     2.86%     4.85%          15.81%
   Ratio of Net Investment Income/Loss to
     Average Net Assets..................      .81%     (.76%)   (2.11%)        (13.70%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           SEPTEMBER 26, 2001
                                               YEAR ENDED AUGUST 31,         (COMMENCEMENT
CLASS B SHARES                               --------------------------    OF OPERATIONS) TO
                                              2005      2004      2003      AUGUST 31, 2002
                                             --------------------------    ------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................    $10.73    $ 9.77    $ 9.38         $ 10.00
                                             ------    ------    ------         -------
  Net Investment Income/Loss (a).........       .05      (.03)      -0-(d)         (.04)
  Net Realized and Unrealized
    Gain/Loss............................      2.11       .99       .89            (.27)
                                             ------    ------    ------         -------
Total from Investment Operations.........      2.16       .96       .89            (.31)
                                             ------    ------    ------         -------
Less:
  Distributions from Net Investment
    Income...............................       -0-       -0-       .50             .30
  Distributions from Net Realized Gain...       .57       -0-       -0-             .01
                                             ------    ------    ------         -------
Total Distributions......................       .57       -0-       .50             .31
                                             ------    ------    ------         -------
NET ASSET VALUE, END OF THE PERIOD.......    $12.32    $10.73    $ 9.77         $  9.38
                                             ======    ======    ======         =======

Total Return (b)*........................    20.57%     9.83%    10.40%          -3.37%**
Net Assets at End of the Period (In
  millions)..............................    $ 25.3    $  2.6    $  1.2         $    .9
Ratio of Expenses to Average Net Assets
  (c) *..................................     2.41%     2.35%     2.50%           2.53%
Ratio of Net Investment Income/Loss to
  Average Net Assets*....................      .42%     (.28%)    (.02%)          (.45%)
Portfolio Turnover.......................       69%       68%       43%             62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)..........................     2.66%     3.30%     5.60%          16.56%
   Ratio of Net Investment Income/Loss to
     Average Net Assets..................      .17%    (1.23%)   (3.12%)        (14.48%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 SEPTEMBER 26, 2001
                                                YEAR ENDED AUGUST 31,              (COMMENCEMENT
CLASS C SHARES                             --------------------------------      OF OPERATIONS) TO
                                            2005      2004            2003        AUGUST 31, 2002
                                           --------------------------------      ------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................    $10.84    $ 9.77          $ 9.38            $10.00
                                           ------    ------          ------            ------
  Net Investment Income/Loss (a).......       .04       .07             -0-(d)           (.04)
  Net Realized and Unrealized
    Gain/Loss..........................      2.14      1.00             .89              (.27)
                                           ------    ------          ------            ------
Total from Investment Operations.......      2.18      1.07             .89              (.31)
                                           ------    ------          ------            ------
Less:
  Distributions from Net Investment
    Income.............................       -0-       -0-             .50               .30
  Distributions from Net Realized
    Gain...............................       .57       -0-             -0-               .01
                                           ------    ------          ------            ------
Total Distributions....................       .57       -0-             .50               .31
                                           ------    ------          ------            ------
NET ASSET VALUE, END OF THE PERIOD.....    $12.45    $10.84          $ 9.77            $ 9.38
                                           ======    ======          ======            ======

Total Return (b) *.....................    20.54%    10.95%(e)(f)    10.40%(e)         -3.37%**
Net Assets at End of the Period (In
  millions)............................    $  7.6    $  1.7          $   .8            $   .6
Ratio of Expenses to Average Net Assets
  (c) *................................     2.40%(e)  1.77%(e)        2.50%(e)          2.53%
Ratio of Net Investment Income/Loss to
  Average Net Assets*..................      .34%(e)   .59%(e)(f)      .00%(e)          (.44%)
Portfolio Turnover.....................       69%       68%             43%               62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (c)........................     2.67%(e)  2.92%(e)        5.60%(e)         16.56%
   Ratio of Net Investment Income/Loss
     to Average Net Assets.............      .07%(e)  (.56%)(e)(f)   (3.09%)(e)       (14.47%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sale charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $.01.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(f) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income/Loss to Average Net Assets of 0.31%.

See Notes to Financial Statements                                             21

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                 AUGUST 12, 2005
                                                                  (COMMENCEMENT
CLASS I SHARES                                                  OF OPERATIONS) TO
                                                                 AUGUST 31, 2005
                                                                -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................         $12.77
                                                                     ------
  Net Investment Income.....................................            .01
  Net Realized and Unrealized Loss..........................           (.22)
                                                                     ------
Total from Investment Operations............................           (.21)
                                                                     ------
NET ASSET VALUE, END OF THE PERIOD..........................         $12.56
                                                                     ======

Total Return*...............................................         -1.64%**
Net Assets at End of the Period (In millions)...............         $  9.4
Ratio of Expenses to Average Net Assets*....................          1.40%
Ratio of Net Investment Income to Average Net Assets*.......          1.00%
Portfolio Turnover..........................................            69%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................          1.52%
   Ratio of Net Investment Income to Average Net Assets.....           .88%

**  Non-Annualized

 22                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation through investments in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on September 26, 2001 with three classes of common shares: Class A, Class B and Class C. The distribution of the Fund's Class I shares commenced on August 12, 2005.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $3,524,233. At August 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $6,709,028 which will expire according to the following schedule:

AMOUNT                                                         EXPIRATION
$6,473,761..................................................  June 30, 2011
$ 235,267...................................................  June 30, 2012

    Part (All) of this CLCF was acquired due to a merger with another regulated investment company, please see Footnote 3 for details.

    At August 31, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $100,886,261
                                                              ============
Gross tax unrealized appreciation...........................  $ 12,362,144
Gross tax unrealized depreciation...........................      (969,062)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 11,393,082
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                                                 2005       2004
Distribution paid from:
Ordinary income.............................................  $  567,257    $-0-
Long-term capital gain......................................     537,787     -0-
                                                              ----------    ----
                                                              $1,105,044    $-0-
                                                              ==========    ====

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

    Due to inherent differences in the recognition of income, expenses and realized gains/ losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to the recognition of net realized gains on foreign currency transactions totaling $113,064 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $426 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, a permanent book and tax difference relating to a distribution reclass of $7,201 was reclassified from accumulated undistributed net investment income to accumulated net realized gain.

    As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  751,468
Undistributed long-term capital gain........................  $1,480,511

    Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sales transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the year ended August 31, 2005, the Fund's custody fee was reduced by $1,620 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .90%
Next $500 million...........................................     .85%
Over $1 billion.............................................     .80%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 50% of its investment advisory fee to the Subadviser. For the year ended August 31, 2005, the Adviser waived approximately $207,600 of its advisory fees. This waiver is voluntary and can be discontinued at any time. This resulted in net expense ratios of 1.70%, 2.41%, 2.40%, and 1.40% for Classes A, B, C and I Shares, respectively.

    For the year ended August 31, 2005, the Fund recognized expenses of approximately $29,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. With respect to the Accounting Services agreement, the Adviser reimburses the cost of such services to each fund with assets less than $25 million. The Adviser reimbursed $4,135 of these fees. For the year ended August 31, 2005, the Fund recognized expenses of approximately $39,700, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2005, the Fund recognized expenses of approximately $157,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $62,300 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $975.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

3. CAPITAL TRANSACTIONS

At August 31, 2005, capital aggregated $62,933,546, $26,152,291, $6,250,554 and
$10,522,543 for Classes A, B, C and I, respectively. For the year ended August 31, 2005, transactions were as follows:

                                                                SHARES         VALUE
Sales:
  Class A...................................................   6,633,520    $ 78,418,984
  Class B...................................................   2,531,294      29,371,781
  Class C...................................................     652,200       7,654,230
  Class I...................................................     760,363       9,709,435
                                                              ----------    ------------
Total Sales.................................................  10,577,377    $125,154,430
                                                              ==========    ============
Dividend Reinvestment:
  Class A...................................................      70,723    $    819,023
  Class B...................................................      15,012         171,369
  Class C...................................................       8,326          96,090
  Class I...................................................         -0-             -0-
                                                              ----------    ------------
Total Dividend Reinvestment.................................      94,061    $  1,086,482
                                                              ==========    ============
Repurchases:
  Class A...................................................  (2,380,253)   $(29,225,852)
  Class B...................................................    (733,945)     (8,674,247)
  Class C...................................................    (201,965)     (2,406,638)
  Class I...................................................     (13,183)       (165,248)
                                                              ----------    ------------
Total Repurchases...........................................  (3,329,346)   $(40,471,985)
                                                              ==========    ============

    At August 31, 2004, capital aggregated $12,964,690, $2,505,699 and
$1,574,106 for Classes A, B, and C, respectively. For the year ended August 31, 2004, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................  1,056,044    $11,837,854
  Class B...................................................    154,978      1,715,972
  Class C...................................................     73,527        817,375
  Class I...................................................        -0-            -0-
                                                              ---------    -----------
Total Sales.................................................  1,284,549    $14,371,201
                                                              =========    ===========
Repurchases:
  Class A...................................................   (347,556)   $(3,894,120)
  Class B...................................................    (31,077)      (343,120)
  Class C...................................................     (5,779)       (62,959)
  Class I...................................................        -0-            -0-
                                                              ---------    -----------
Total Repurchases...........................................   (384,412)   $(4,300,199)
                                                              =========    ===========

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

    Class B shares, including any dividend reinvestment plan Class B Shares received there on, automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. Class B and C Shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended August 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $33,800 and CDSC on redeemed shares of approximately $19,100. Sales charges do not represent expenses of the Fund.

    On December 17, 2004, the Fund acquired all of the assets and liabilities of the Van Kampen International Magnum Fund ("VKIMF") through a tax free reorganization approved by VKIMF shareholders on December 7, 2004. The Fund issued 3,817,866, 1,929,366 and 509,323 shares of Classes A, B and C valued at $44,745,385, $22,303,472 and $5,948,897, respectively, in exchange for VKIMF's net assets. The shares of VKIMF were converted into Fund shares at a ratio 1.116 to 1, 1.102 to 1 and 1.095 to 1 for Classes A, B and C, respectively. Included in these net assets was a capital loss carryforward of $10,231,261, deferred compensation of $48,945, deferred pension of $34,256, and the deferral of losses related to wash sales transactions of $1,431,233. Net unrealized appreciation of VKIMF as of December 17, 2004 was $8,702,183. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended August 31, 2005. Combined net assets on the day of reorganization were $100,683,038.

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Class A Shares of the Fund that are redeemed (either by sale or exchange) within 60 days of purchase. The redemption fee is paid directly to the Fund. For the year ended August 31, 2005, the Fund received redemption fees of $1,152, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

    Effective September 26, 2005, the Fund began assessing a 2% redemption fee on the proceeds of Fund Shares of all classes that are redeemed (either by sale or exchange) within 30 days of purchase.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $63,118,478 and $53,988,901, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, foreign currency exposure, or generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. As of August 31, 2005, there were no forward foreign commitments outstanding.

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $355,400 and $16,300 for Class B and C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended August 31, 2005, are payments retained by Van Kampen of approximately $164,800 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $33,100.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen International Advantage Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen International Advantage Fund (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen International Advantage Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
October 12, 2005

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT MANAGEMENT, LTD.
25 Cabot Square
Canary Wharf, London
United Kingdom E14 4QA
DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2005. The Fund designated and paid $537,787 as a long-term capital gain distribution. Provided the Fund makes a distribution in December 2005, the Fund may pass through foreign tax credits of $232,265 and has derived gross income from sources within foreign countries amounting to $2,499,269. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum of $567,257 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)               Trustee      Trustee     Chairman and Chief             78       Trustee/Director/Managing
Blistex Inc.                                  since 2003  Executive Officer of                    General Partner of
1800 Swift Drive                                          Blistex Inc., a consumer                funds in the Fund
Oak Brook, IL 60523                                       health care products                    Complex.
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         76       Trustee/Director/Managing
33971 Selva Road                              since 2001  Chairman and Chief                      General Partner of
Suite 130                                                 Executive Officer of the                funds in the Fund
Dana Point, CA 92629                                      Allstate Corporation                    Complex. Director of
                                                          ("Allstate") and Allstate               Amgen Inc., a
                                                          Insurance Company. Prior                biotechnological
                                                          to January 1995,                        company, and Director
                                                          President and Chief                     of Valero Energy
                                                          Executive Officer of                    Corporation, an
                                                          Allstate. Prior to August               independent refining
                                                          1994, various management                company.
                                                          positions at Allstate.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)                Trustee      Trustee     President of CAC, L.L.C.,      78       Trustee/Director/Managing
CAC, L.L.C.                                   since 2003  a private company                       General Partner of
4350 LaJolla Village Drive                                offering capital                        funds in the Fund
Suite 980                                                 investment and management               Complex. Director of
San Diego, CA 92122-6223                                  advisory services. Prior                Stericycle, Inc.,
                                                          to February 2001, Vice                  Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation, and
                                                          Inc., a global                          Trustee of The Scripps
                                                          distributor of wire,                    Research Institute.
                                                          cable and communications                Prior to January 2005,
                                                          connectivity products.                  Trustee of the
                                                          Prior to July 2000,                     University of Chicago
                                                          Managing Partner of                     Hospitals and Health
                                                          Equity Group Corporate                  Systems. Prior to April
                                                          Investment (EGI), a                     2004, Director of
                                                          company that makes                      TheraSense, Inc. Prior
                                                          private investments in                  to January 2004,
                                                          other companies.                        Director of TeleTech
                                                                                                  Holdings Inc. and Arris
                                                                                                  Group, Inc. Prior to
                                                                                                  May 2002, Director of
                                                                                                  Peregrine Systems Inc.
                                                                                                  Prior to February 2001,
                                                                                                  Director of IMC Global
                                                                                                  Inc. Prior to July
                                                                                                  2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero
                                                                                                  Mexico (GAM).


VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            76       Trustee/Director/Managing
Heidrick & Struggles                          since 2001  Heidrick & Struggles, an                General Partner of
233 South Wacker Drive                                    executive search firm.                  funds in the Fund
Suite 7000                                                Trustee on the University               Complex.
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (53)            Trustee      Trustee     Director and President of      76       Trustee/Director/Managing
1744 R Street, NW                             since 2001  the German Marshall Fund                General Partner of
Washington, DC 20009                                      of the United States, an                funds in the Fund
                                                          independent U.S.                        Complex.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (69)               Trustee      Trustee     Prior to 1998, President       78       Trustee/Director/Managing
14 Huron Trace                                since 2003  and Chief Executive                     General Partner of
Galena, IL 61036                                          Officer of Pocklington                  funds in the Fund
                                                          Corporation, Inc., an                   Complex. Director of
                                                          investment holding                      the Lake Forest Bank &
                                                          company. Director of the                Trust.
                                                          Marrow Foundation.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)              Trustee      Trustee     President of Nelson            76       Trustee/Director/Managing
423 Country Club Drive                        since 2001  Investment Planning                     General Partner of
Winter Park, FL 32789                                     Services, Inc., a                       funds in the Fund
                                                          financial planning                      Complex.
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (64)        Trustee      Trustee     President Emeritus and         78       Trustee/Director/Managing
1126 E. 59th Street                           since 2003  Honorary Trustee of the                 General Partner of
Chicago, IL 60637                                         University of Chicago and               funds in the Fund
                                                          the Adam Smith                          Complex. Director of
                                                          Distinguished Service                   Winston Laboratories,
                                                          Professor in the                        Inc.
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (63)   Trustee      Trustee     Chief Communications           76       Trustee/Director/Managing
815 Cumberstone Road                          since 2001  Officer of the National                 General Partner of
Harwood, MD 20776                                         Academy of                              funds in the Fund
                                                          Sciences/National                       Complex. Director of
                                                          Research Council, an                    Fluor Corp., an
                                                          independent, federally                  engineering,
                                                          chartered policy                        procurement and
                                                          institution, from 2001 to               construction
                                                          November 2003 and Chief                 organization, since
                                                          Operating Officer from                  January 2004 and
                                                          1993 to 2001. Director of               Director of Neurogen
                                                          the Institute for Defense               Corporation, a
                                                          Analyses, a federally                   pharmaceutical company,
                                                          funded research and                     since January 1998.
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        78       Trustee/Director/Managing
333 West Wacker Drive                         since 2001  of Skadden, Arps, Slate,                General Partner of
Chicago, IL 60606                                         Meagher & Flom LLP, legal               funds in the Fund
                                                          counsel to funds in the                 Complex. Director of
                                                          Fund Complex.                           the Abraham Lincoln
                                                                                                  Presidential Library
                                                                                                  Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        President and        Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas   Principal Executive  since 2003  Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                          since 2003, and previously Executive Vice President of funds in the Fund Complex from 2003-2005. Managing Director of
                                                               Morgan Stanley and Morgan Stanley & Co. Incorporated.
                                                               Managing Director of Morgan Stanley Investment Management
                                                               Inc. Chief Administrative Officer, Managing Director and
                                                               Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                               Stanley Services Company Inc. and Managing Director and
                                                               Director of Morgan Stanley Distributors Inc. Chief Executive
                                                               Officer and Director of Morgan Stanley Trust. Executive Vice
                                                               President and Principal Executive Officer of the
                                                               Institutional and Retail Morgan Stanley Funds; Director of
                                                               Morgan Stanley SICAV; previously Chief Global Operations
                                                               Officer of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)      Executive Vice       Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief  since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer               Investment Management Inc. and Director of Morgan Stanley
                                                               Trust for over 5 years. Executive Vice President and Chief
                                                               Investment Officer of funds in the Fund Complex. Managing
                                                               Director and Chief Investment Officer of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc. since
                                                               December 2002.

Amy R. Doberman (43)          Vice President       Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                        since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                             Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                               and the Adviser. Vice President of the Morgan Stanley
                                                               Institutional and Retail Funds since July 2004 and Vice
                                                               President of funds in the Fund Complex since August 2004.
                                                               Previously, Managing Director and General Counsel of
                                                               Americas, UBS Global Asset Management from July 2000 to July
                                                               2004 and General Counsel of Aeltus Investment Management,
                                                               Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)        Vice President       Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary        since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)         Chief Compliance     Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer              since 2001  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                               Advisors Inc. and certain other subsidiaries of Van Kampen
                                                               Investments, Vice President, Chief Financial Officer and
                                                               Treasurer of funds in the Fund Complex and head of Fund
                                                               Accounting for Morgan Stanley Investment Management. Prior
                                                               to December 2002, Executive Director of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (41)          Chief Financial      Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              Officer and          since 2005  since June 2005. Chief Financial Officer and Treasurer of
Oakbrook Terrace, IL 60181    Treasurer                        funds in the Fund Complex since August 2005. Prior to June
                                                               2005, Vice President and Chief Financial Officer of
                                                               Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 185, 285, 385
                                                                  IA ANR 10/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02483P-Y08/05

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen American Franchise Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/05

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index from 6/30/2005 (the first month-end after inception) through 8/31/2005. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN AMERICAN FRANCHISE
                                                                            FUND                         S&P 500(R) INDEX
                                                               -----------------------------             ----------------
6/05                                                                        9429                              10000
7/05                                                                        9676                              10371
8/05                                                                        9676                              10277

                               A SHARES                   B SHARES                   C SHARES             I SHARES
                            since 6/23/05              since 6/23/05              since 6/23/05         since 6/23/05
---------------------------------------------------------------------------------------------------------------------
AVERAGE                               W/MAX                      W/MAX                      W/MAX
ANNUAL                                5.75%                      5.00%                      1.00%
TOTAL                  W/O SALES      SALES       W/O SALES      SALES       W/O SALES      SALES         W/O SALES
RETURNS                 CHARGES       CHARGE       CHARGES       CHARGE       CHARGES       CHARGE         CHARGES

Since Inception          1.70%        -4.15%        1.50%        -3.50%        1.50%        0.50%           1.60%
---------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE PERIOD ENDED AUGUST 31, 2005

Van Kampen American Franchise Fund is managed by the adviser's American Franchise team.(1) Current team members include Hassan Elmasry, Managing Director of the Adviser; Ewa Borowska, Executive Director of the Adviser; Michael Allison and Paras Dodhia, Vice Presidents of the Adviser; and Jason Vowles, Senior Associate of the Adviser.

NOTE: The fund commenced operations on June 23, 2005. This discussion covers the period from the fund's inception through August 31, 2005.

MARKET CONDITIONS

The fund commenced operations in a generally favorable market climate. Concerns about an economic "soft patch" had given way to greater optimism as data suggested that the economy was on track. Consumers remained resilient, despite the rising interest rate environment and protractedly high gasoline prices. Although varying by company and sector, corporate earning reports were positive overall.

During August, the markets were less upbeat. The Federal Open Market Committee raised the federal funds target rate once more, squelching earlier speculation that the tightening cycle begun in June of 2004 might be coming to an end. Spiking oil prices heightened anxiety about future corporate profitability and the upper limit of consumers' spending habits. This uncertainty rose even further during the final days of the month, as Hurricane Katrina caused immeasurable devastation to the Gulf Coast region.

PERFORMANCE ANALYSIS

The fund returned 1.70 percent since its inception on June 23, 2005 (Class A shares, unadjusted for sales charges).

TOTAL RETURN SINCE INCEPTION THROUGH AUGUST 31, 2005

--------------------------------------------------------------
                                              S&P 500(R)
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX

       1.70%     1.50%     1.50%     1.60%      1.99%
--------------------------------------------------------------

THE PERFORMANCE FOR THE FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

(1)Team members may change without notice from time to time.
 2

We constructed this benchmark-unconstrained portfolio on a stock-by-stock basis, according to a rigorous research-driven approach. Overall, consumer discretionary holdings contributed most to the fund's performance during the period, followed by consumer staples stocks. Also, a zero allocation to financial stocks, which is consistent with our investment philosophy, further added to relative performance.

Financial companies typically carry much more leverage on their balance sheets than what we would look for in our investment universe. In our view, high leverage is likely to increase the volatility of a company's returns, which is inconsistent with our investment approach of searching for stable and durable business models.

The fund's highest returning stocks included IMS Health, Thomson Corp. and McGraw Hill. IMS Health is a leading provider of market data and consulting services to healthcare and pharmaceutical companies, and recently has been a target of a potential takeover by VNU. Shares of Thomson, a specialized data provider serving the legal, education, financial, and science and healthcare industries, appreciated on strong earnings results. McGraw Hill is among the world's largest educational publishers and owns the financial ratings and index services branded under the Standard and Poor's name. McGraw Hill's gains during the period were driven by its broadening market share within the educational publishing space and the strong performance of its S&P division.

In a market that has been driven by the performance of energy stocks, a sector that we would not invest in because of its lack of intangible assets and the cyclicality of oil prices, the fund underperformed on a relative basis. The energy sector has been one of the broad market's best performing areas for some time, as a supply and demand imbalance and geopolitical uncertainty have led to soaring energy prices. Generally, in markets driven by a narrow rally in a sector we do not own, we are likely to underperform. We seek companies with intangible assets such as a patent, copyright, brand, license, or a distribution network that are difficult to create or replicate. Energy companies and other commodity businesses do not meet these criteria.

Pharmaceutical stocks Merck and Bristol-Myers Squibb lagged as well. Merck declined after a Texas court ruled against the company in a case relating to its Vioxx drug. While this ruling created poor publicity, we feel that this case may provide limited predictive value for the other cases brought against Merck. Having met with management and performed detailed financial scenarios on the company's cash flow and its ability to meet reasonable liability payments, we believe the market appears to be overly pessimistic. Uncertainty surrounding the FDA approval of a joint venture diabetes drug has also contributed to the volatility of both Merck and Bristol-Myers Squibb. Market speculation that labeling requirements may reduce the drug's commercial potential has put further pressure on the stocks.

We remain committed to the American Franchise philosophy of seeking exceptional quality at compelling value. Consistent with our commitment to minimizing business risk, we seek investment opportunities in companies with what we view as strong business franchises protected by a dominant intangible asset. Additionally, we seek sound management, substantial free cash flow and growth potential.

There is no guarantee that any sectors or securities mentioned will continue to perform well or that securities in such sectors will be held by the Portfolio in the future.

TOP TEN HOLDINGS AS OF 8/31/05
Altria Group, Inc.                                                6.2%
Kimberly-Clark Corp.                                              5.7
Bristol-Myers Squibb Co.                                          4.6
Merck & Co., Inc.                                                 4.5
Kellogg Co.                                                       4.5
Clear Channel Communications, Inc.                                4.5
Brown-Forman Corp., Class B                                       4.5
Nestle, SA                                                        4.4
The Thomson Corp.                                                 4.4
Cadbury Schweppes Plc                                             4.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/05
Packaged Foods & Meats                                           16.3%
Tobacco                                                          10.0
Household Products                                                9.2
Pharmaceuticals                                                   9.1
Publishing                                                        7.0
Broadcasting & Cable TV                                           4.5
Distillers & Vintners                                             4.5
Computer & Electronics Retail                                     4.4
IT Consulting & Other Services                                    4.3
Health Care Services                                              3.9
Motorcycle Manufacturers                                          3.9
Soft Drinks                                                       3.2
Fertilizers & Agricultural Chemicals                              0.2
                                                                -----
Total Long-Term Investments                                      80.5%
Short-Term Investments                                           16.3
Other Assets in Excess of Liabilities                             3.2
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B,C and I Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/23/05 - 8/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/23/05          8/31/05       6/23/05-8/31/05
Class A
  Actual.....................................    $1,000.00        $1,017.00          $ 2.63
  Hypothetical...............................     1,000.00         1,018.21            7.02
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,015.00            4.06
  Hypothetical...............................     1,000.00         1,014.51           10.82
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,015.00            4.06
  Hypothetical...............................     1,000.00         1,014.51           10.82
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,016.00            2.15
  Hypothetical...............................     1,000.00         1,019.51            5.75
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.13%, 2.13%, and 1.13%, for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). "Actual" information reflects the period from commencement of operations through August 31, 2005. These ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.
 8

Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement with the investment adviser and the related investment sub-advisory agreement with an affiliate of the investment adviser (together referred to as the "investment advisory agreements") be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On April 21, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreements are fair and reasonable and approved the investment advisory agreements as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser on behalf of itself and its affiliate, the Fund's investment sub-adviser (together the investment adviser and investment sub-adviser are referred to as the "investment advisers"), at the request of the Board and Fund counsel, relating to the contract review process. The Board also considered information received about the model portfolio, the investment strategy, portfolio management team and projected fees and expenses of the Fund.

In approving the investment advisory agreements, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the investment advisers, the projected fees and expenses of the Fund compared to other similar funds and other products, the investment advisers' projected expenses in providing the services and the profitability of the investment advisers and their affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment advisers are to be shared with the Fund's shareholders, and the propriety of proposed breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees also reviewed the potential benefit to the investment advisers of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment advisers and their affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the investment advisers and their affiliated companies and the capability of the personnel of the investment advisers, and specifically the strength and background of their portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreements is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered the roles and responsibilities of the investment advisers as a whole and for those specific portfolio management, support and trading functions anticipated to be servicing the Fund. The trustees discussed with the investment advisers the resources available in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discussed certain other services which are to be provided on a cost-reimbursement basis by the investment advisers or their affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the investment advisers support its decision to approve the investment advisory agreements.

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the investment advisers the performance goals in managing the Fund. When considering a fund's performance, the trustees and the investment advisers discussed emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The Fund discloses more information about its performance elsewhere in this report. The trustees discussed with the investment advisers the level of advisory fees for this Fund relative to comparable funds and other products advised by the investment advisers and others in the marketplace. The trustees reviewed not only the advisory fees but other projected fees and expenses (whether payable to the investment advisers, their affiliates or others) and the Fund's overall projected expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the investment advisory agreements.

Investment Advisers' Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the investment advisers' expenses in providing services to the Fund and other funds advised by the investment advisers and the profitability of the investment advisers. These profitability reports are put together by the investment advisers with the oversight of a special ad hoc committee of the Board. In connection with the Fund, the trustees discussed with the investment advisers their projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment advisers' projected expenses and profitability support its decision to approve the investment advisory agreements.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. The trustees discussed with the investment advisers how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the investment advisory agreements.

Other Benefits of the Relationship. The Board of Trustees considered other benefits to the investment advisers and their affiliates derived from their relationship with the Fund and other funds advised by the investment advisers. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the advisers generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees reviewed with the investment advisers each of these arrangements and the reasonableness of their costs relative to the services performed. The Board has determined that the other benefits received by the investment advisers or their affiliates support its decision to approve the investment advisory agreements.

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  80.5%
BROADCASTING & CABLE TV  4.5%
Clear Channel Communications, Inc. .........................    65,320    $ 2,175,156
                                                                          -----------

DISTILLERS & VINTNERS  4.5%
Brown-Forman Corp., Class B.................................    38,085      2,156,754
                                                                          -----------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.2%
Scotts Miracle-Gro Co., Class A.............................     1,091         89,440
                                                                          -----------

HEALTH CARE SERVICES  3.9%
IMS Health, Inc. ...........................................    69,289      1,884,661
                                                                          -----------

HOUSEHOLD PRODUCTS  9.2%
Colgate-Palmolive Co. ......................................    33,051      1,735,177
Kimberly-Clark Corp. .......................................    43,956      2,739,338
                                                                          -----------
                                                                            4,474,515
                                                                          -----------
IT CONSULTING & OTHER SERVICES  4.3%
Accenture, Ltd., Class A (Bermuda) (a)......................    84,647      2,065,387
                                                                          -----------

MOTORCYCLE MANUFACTURERS  3.9%
Harley-Davidson, Inc. ......................................    38,000      1,871,880
                                                                          -----------

PACKAGED FOODS & MEATS  16.3%
Cadbury Schweppes Plc (United Kingdom) (b)..................   210,536      2,084,137
Kellogg Co. ................................................    48,052      2,178,197
McCormick & Co., Inc. ......................................    44,734      1,516,930
Nestle, SA (Switzerland) (b)................................     7,550      2,123,726
                                                                          -----------
                                                                            7,902,990
                                                                          -----------
PHARMACEUTICALS  9.1%
Bristol-Myers Squibb Co. ...................................    90,394      2,211,941
Merck & Co., Inc. ..........................................    77,632      2,191,551
                                                                          -----------
                                                                            4,403,492
                                                                          -----------
PUBLISHING  11.4%
McGraw-Hill Co., Inc. ......................................    38,666      1,864,474
New York Times Co., Class A.................................    47,619      1,520,475
Thomson Corp. (Canada)......................................    56,865      2,119,359
                                                                          -----------
                                                                            5,504,308
                                                                          -----------
SOFT DRINKS  3.2%
PepsiCo, Inc. ..............................................    27,880      1,529,218
                                                                          -----------

TOBACCO  10.0%
Altria Group, Inc. .........................................    42,361      2,994,923
Reynolds American, Inc. ....................................    22,198      1,863,300
                                                                          -----------
                                                                            4,858,223
                                                                          -----------

 12                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2005 continued

DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  80.5%
(Cost $38,583,979).....................................................   $38,916,024

REPURCHASE AGREEMENT  16.3%
State Street Bank & Trust Co. ($7,890,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.50%, dated 08/31/05, to be sold on 09/01/05 at $7,890,767)
  (Cost $7,890,000)....................................................     7,890,000
                                                                          -----------

TOTAL INVESTMENTS  96.8%
  (Cost $46,473,979)...................................................    46,806,024
FOREIGN CURRENCY  0.0%
  (Cost $1,223)........................................................         1,228
OTHER ASSETS IN EXCESS OF LIABILITIES  3.2%............................     1,522,128
                                                                          -----------

NET ASSETS  100.0%.....................................................   $48,329,380
                                                                          ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) Securities with total market value equal to $4,207,863 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

See Notes to Financial Statements                                             13

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2005

ASSETS:
Total Investments, including repurchase agreement of
  $7,890,000 (Cost $46,473,979).............................  $46,806,024
Foreign Currency (Cost $1,223)..............................        1,228
Cash........................................................          590
Receivables:
  Fund Shares Sold..........................................    3,623,727
  Dividends.................................................       62,560
  Interest..................................................          767
Unamortized Offering Costs..................................      158,137
Other.......................................................          101
                                                              -----------
    Total Assets............................................   50,653,134
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    2,084,267
  Fund Shares Repurchased...................................       30,551
  Distributor and Affiliates................................       23,044
Accrued Expenses............................................      183,118
Trustees' Deferred Compensation and Retirement Plans........        2,774
                                                              -----------
    Total Liabilities.......................................    2,323,754
                                                              -----------
NET ASSETS..................................................  $48,329,380
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $47,882,745
Net Unrealized Appreciation.................................      333,063
Accumulated Undistributed Net Investment Income.............      113,572
                                                              -----------
NET ASSETS..................................................  $48,329,380
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $40,186,119 and 3,952,061 shares of
    beneficial interest issued and outstanding).............  $     10.17
    Maximum sales charge (5.75%* of offering price).........          .62
                                                              -----------
    Maximum offering price to public........................  $     10.79
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $4,052,087 and 399,371 shares of
    beneficial interest issued and outstanding).............  $     10.15
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,989,524 and 393,203 shares of
    beneficial interest issued and outstanding).............  $     10.15
                                                              ===========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $101,650 and 10,000 shares of beneficial
    interest issued and outstanding)........................  $     10.17
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period June 23, 2005 (Commencement of Operations) to August 31, 2005

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,135)......  $ 72,276
Interest....................................................    32,750
                                                              --------
    Total Income............................................   105,026
                                                              --------
EXPENSES:
Offering....................................................    36,863
Audit.......................................................    32,495
Investment Advisory Fee.....................................    31,128
Shareholder Reports.........................................    26,692
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C and I of $8,687, $4,077, $4,188 and $0,
  respectively).............................................    16,952
Registration and Filing Fees................................    11,134
Legal.......................................................    10,551
Shareholder Services........................................     8,710
Custody.....................................................     8,155
Trustees' Fees and Related Expenses.........................     4,137
Other.......................................................     8,410
                                                              --------
    Total Expenses..........................................   195,227
    Expense Reduction ($31,128 Investment Advisory Fee and
      $96,898 Other)........................................   128,026
    Less Credits Earned on Cash Balances....................     1,334
                                                              --------
    Net Expenses............................................    65,867
                                                              --------
NET INVESTMENT INCOME.......................................  $ 39,159
                                                              ========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain on Foreign Currency Transactions..........  $    782
                                                              --------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       -0-
                                                              --------
  End of the Period:
    Investments.............................................   332,045
    Foreign Currency Translation............................     1,018
                                                              --------
                                                               333,063
                                                              --------
Net Unrealized Appreciation During the Period...............   333,063
                                                              --------
NET REALIZED AND UNREALIZED GAIN............................  $333,845
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $373,004
                                                              ========

See Notes to Financial Statements                                             15

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
For the Period June 23, 2005 (Commencement of Operations) to August 31, 2005

FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................  $    39,159
Net Realized Gain...........................................          782
Net Unrealized Appreciation During the Period...............      333,063
                                                              -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      373,004
                                                              -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................   52,945,901
Cost of Shares Repurchased..................................   (4,989,525)
                                                              -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........   47,956,376
                                                              -----------
TOTAL INCREASE IN NET ASSETS................................   48,329,380
NET ASSETS:
Beginning of the Period.....................................          -0-
                                                              -----------
End of the Period (Including accumulated undistributed net
  investment income of $113,572)............................  $48,329,380
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                JUNE 23, 2005
                                                                (COMMENCEMENT
CLASS A SHARES                                                OF OPERATIONS) TO
                                                               AUGUST 31, 2005
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Income (a).................................          .02
  Net Realized and Unrealized Gain..........................          .15
                                                                   ------
Total from Investment Operations............................          .17
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.17
                                                                   ======

Total Return* (b)...........................................        1.70%**
Net Assets at End of the Period (In millions)...............       $ 40.2
Ratio of Expenses to Average Net Assets (c)*................        1.38%
Ratio of Net Investment Income to Average Net Assets*.......        1.03%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............        3.97%
   Ratio of Net Investment Loss to Average Net Assets.......       (1.56%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2005.

See Notes to Financial Statements                                             17

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                JUNE 23, 2005
                                                                (COMMENCEMENT
CLASS B SHARES                                                OF OPERATIONS) TO
                                                               AUGUST 31, 2005
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Income (a).................................          -0-(d)
  Net Realized and Unrealized Gain..........................          .15
                                                                   ------
Total from Investment Operations............................          .15
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.15
                                                                   ======

Total Return* (b)...........................................        1.50%**
Net Assets at End of the Period (In millions)...............       $  4.1
Ratio of Expenses to Average Net Assets* (c)................        2.13%
Ratio of Net Investment Income to Average Net Assets*.......         .27%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............        5.69%
   Ratio of Net Investment Loss to Average Net Assets.......       (3.28%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2005.

(d) Amount is less than $.01.

 18                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                JUNE 23, 2005
                                                                (COMMENCEMENT
CLASS C SHARES                                                OF OPERATIONS) TO
                                                               AUGUST 31, 2005
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Income (a).................................          -0-(d)
  Net Realized and Unrealized Gain..........................          .15
                                                                   ------
Total from Investment Operations............................          .15
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.15
                                                                   ======

Total Return* (b)...........................................        1.50%**
Net Assets at End of the Period (In millions)...............       $  4.0
Ratio of Expenses to Average Net Assets* (c)................        2.13%
Ratio of Net Investment Income to Average Net Assets*.......         .25%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............        5.69%
   Ratio of Net Investment Loss to Average Net Assets.......       (3.31%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2005.

(d) Amount is less than $.01.

See Notes to Financial Statements                                             19

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                JUNE 23, 2005
                                                                (COMMENCEMENT
CLASS I SHARES                                                OF OPERATIONS) TO
                                                               AUGUST 31, 2005
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Income (a).................................          .01
  Net Realized and Unrealized Gain..........................          .16
                                                                   ------
Total from Investment Operations............................          .17
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.17
                                                                   ======

Total Return*...............................................        1.60%**
Net Assets at End of the Period (In millions)...............       $   .1
Ratio of Expenses to Average Net Assets* (b)................        1.13%
Ratio of Net Investment Income to Average Net Assets*.......         .76%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (b)..............        6.94%
   Ratio of Net Investment Loss to Average Net Assets.......       (5.05%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2005.

 20                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Franchise Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of U.S. issuers that, in the judgment of the Fund's portfolio management team have, among other things, resilient business franchises and growth potential. The Fund commenced investment operations on June 23, 2005, with four classes of common shares: Class A, Class B, Class C and Class I.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At August 31, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $46,473,979
                                                              ===========
Gross tax unrealized appreciation...........................  $   682,868
Gross tax unrealized depreciation...........................     (350,823)
                                                              -----------
Net tax unrealized appreciation on investments..............  $   332,045
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book to tax basis differences relating to net realized foreign currency gains totaling $782 was reclassified from accumulated net realized loss to accumulated undistributed net investment income. A permanent book to tax basis difference relating to the Fund's non-deductible start up costs totaling $36,768 was reclassified to capital from accumulated undistributed net investment income. Additionally, a permanent book to tax difference related to the Fund's non-deductible offering costs totaling $36,863 was reclassified to capital from accumulated undistributed net investment income.

    As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $116,346

F. EXPENSE REDUCTIONS During the period ended August 31, 2005, the Fund's custody fee was reduced by $1,334 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

segregated for financial reporting purposes between amounts arising from changes in the exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

H. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. For the period ended August 31, 2005, the Adviser waived approximately $31,100 of its advisory fees and $96,900 of other expenses. The Adviser has agreed to waive all expenses in excess of 1.35% of Class A average net assets, 2.10% of Class B average net assets, 2.10% of Class C average net assets and 1.10% of Class I average nets assets. This waiver is voluntary and can be discontinued at any time.

    For the period ended August 31, 2005, the Fund recognized expenses of approximately $900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended August 31, 2005, the Fund recognized expenses of approximately $13,200, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended August 31, 2005, the Fund recognized expenses of approximately $6,900, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

    Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. There were no investments in such funds at August 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    At August 31, 2005, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned no shares of Class A, 10,695 shares of Class B, 10,990 shares of Class C, and 10,000 shares of Class I.

3. CAPITAL TRANSACTIONS

At August 31, 2005, capital aggregated $39,833,313, $4,015,626, $3,951,403, and
$82,403 for Classes A, B, C, and I, respectively. For the period ended August 31, 2005, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................  4,092,277    $41,312,018
  Class B...................................................    517,033      5,207,870
  Class C...................................................    513,803      5,176,205
  Class I...................................................    125,000      1,249,808
                                                              ---------    -----------
Total Sales.................................................  5,248,113    $52,945,901
                                                              =========    ===========
Repurchases:
  Class A...................................................   (140,216)   $(1,417,480)
  Class B...................................................   (117,662)    (1,186,071)
  Class C...................................................   (120,600)    (1,218,724)
  Class I...................................................   (115,000)    (1,167,250)
                                                              ---------    -----------
Total Repurchases...........................................   (493,478)   $(4,989,525)
                                                              =========    ===========

    Class B Shares, including any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the period ended August 31, 2005, no Class B Shares automatically converted to Class A Shares. Class C Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the period ended August 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $114,700 and CDSC on redeemed shares of Classes B and C of approximately $400. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $38,583,979 and $0, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $35,500 and $8,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the period ended August 31, 2005, are payments retained by Van Kampen of approximately $7,200 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $200.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2005 continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN AMERICAN FRANCHISE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen American Franchise Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Franchise Fund (the "Fund"), including the portfolio of investments, as of August 31, 2005, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from June 23, 2005 (commencement of operations) to August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen American Franchise Fund at August 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period from June 23, 2005 (commencement of operations) to August 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                October 12, 2005

VAN KAMPEN AMERICAN FRANCHISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT
MANAGEMENT LIMITED
25 Cabot Square
Canary Wharf
London, United Kingdom E14 4QA

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, IL 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 28

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)               Trustee      Trustee     Chairman and Chief             78       Trustee/Director/Managing
Blistex Inc.                                  since 2005  Executive Officer of                    General Partner of
1800 Swift Drive                                          Blistex Inc., a consumer                funds in the Fund
Oak Brook, IL 60523                                       health care products                    Complex.
                                                          manufacturer. Director of
                                                          the Heartland Alliance, a
                                                          nonprofit organization
                                                          serving human needs based
                                                          in Chicago. Director of
                                                          St. Vincent de Paul
                                                          Center, a Chicago based
                                                          day care facility serving
                                                          the children of low
                                                          income families. Board
                                                          member of the Illinois
                                                          Manufacturers'
                                                          Association.

Jerry D. Choate (67)             Trustee      Trustee     Prior to January 1999,         76       Trustee/Director/Managing
33971 Selva Road                              since 2005  Chairman and Chief                      General Partner of
Suite 130                                                 Executive Officer of the                funds in the Fund
Dana Point, CA 92629                                      Allstate Corporation                    Complex. Director of
                                                          ("Allstate") and Allstate               Amgen Inc., a
                                                          Insurance Company. Prior                biotechnological
                                                          to January 1995,                        company, and Director
                                                          President and Chief                     of Valero Energy
                                                          Executive Officer of                    Corporation, an
                                                          Allstate. Prior to August               independent refining
                                                          1994, various management                company.
                                                          positions at Allstate.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)                Trustee      Trustee     President of CAC, L.L.C.,      78       Trustee/Director/Managing
CAC, L.L.C.                                   since 2005  a private company                       General Partner of
4350 LaJolla Village Drive                                offering capital                        funds in the Fund
Suite 980                                                 investment and management               Complex. Director of
San Diego, CA 92122-6223                                  advisory services. Prior                Stericycle, Inc.,
                                                          to February 2001, Vice                  Ventana Medical
                                                          Chairman and Director of                Systems, Inc., and GATX
                                                          Anixter International,                  Corporation, and
                                                          Inc., a global                          Trustee of The Scripps
                                                          distributor of wire,                    Research Institute.
                                                          cable and communications                Prior to January 2005,
                                                          connectivity products.                  Trustee of the
                                                          Prior to July 2000,                     University of Chicago
                                                          Managing Partner of                     Hospitals and Health
                                                          Equity Group Corporate                  Systems. Prior to April
                                                          Investment (EGI), a                     2004, Director of
                                                          company that makes                      TheraSense, Inc. Prior
                                                          private investments in                  to January 2004,
                                                          other companies.                        Director of TeleTech
                                                                                                  Holdings Inc. and Arris
                                                                                                  Group, Inc. Prior to
                                                                                                  May 2002, Director of
                                                                                                  Peregrine Systems Inc.
                                                                                                  Prior to February 2001,
                                                                                                  Director of IMC Global
                                                                                                  Inc. Prior to July
                                                                                                  2000, Director of
                                                                                                  Allied Riser
                                                                                                  Communications Corp.,
                                                                                                  Matria Healthcare Inc.,
                                                                                                  Transmedia Networks,
                                                                                                  Inc., CNA Surety, Corp.
                                                                                                  and Grupo Azcarero
                                                                                                  Mexico (GAM).


VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)          Trustee      Trustee     Managing Partner of            76       Trustee/Director/Managing
Heidrick & Struggles                          since 2005  Heidrick & Struggles, an                General Partner of
233 South Wacker Drive                                    executive search firm.                  funds in the Fund
Suite 7000                                                Trustee on the University               Complex.
Chicago, IL 60606                                         of Chicago Hospitals
                                                          Board, Vice Chair of the
                                                          Board of the YMCA of
                                                          Metropolitan Chicago and
                                                          a member of the Women's
                                                          Board of the University
                                                          of Chicago. Prior to
                                                          1997, Partner of Ray &
                                                          Berndtson, Inc., an
                                                          executive recruiting
                                                          firm. Prior to 1996,
                                                          Trustee of The
                                                          International House
                                                          Board, a fellowship and
                                                          housing organization for
                                                          international graduate
                                                          students. Prior to 1995,
                                                          Executive Vice President
                                                          of ABN AMRO, N.A., a bank
                                                          holding company. Prior to
                                                          1990, Executive Vice
                                                          President of The Exchange
                                                          National Bank.

R. Craig Kennedy (53)            Trustee      Trustee     Director and President of      76       Trustee/Director/Managing
1744 R Street, NW                             since 2005  the German Marshall Fund                General Partner of
Washington, DC 20009                                      of the United States, an                funds in the Fund
                                                          independent U.S.                        Complex.
                                                          foundation created to
                                                          deepen understanding,
                                                          promote collaboration and
                                                          stimulate exchanges of
                                                          practical experience
                                                          between Americans and
                                                          Europeans. Formerly,
                                                          advisor to the Dennis
                                                          Trading Group Inc., a
                                                          managed futures and
                                                          option company that
                                                          invests money for
                                                          individuals and
                                                          institutions. Prior to
                                                          1992, President and Chief
                                                          Executive Officer,
                                                          Director and member of
                                                          the Investment Committee
                                                          of the Joyce Foundation,
                                                          a private foundation.

Howard J Kerr (69)               Trustee      Trustee     Prior to 1998, President       78       Trustee/Director/Managing
14 Huron Trace                                since 2005  and Chief Executive                     General Partner of
Galena, IL 61036                                          Officer of Pocklington                  funds in the Fund
                                                          Corporation, Inc., an                   Complex. Director of
                                                          investment holding                      the Lake Forest Bank &
                                                          company. Director of the                Trust.
                                                          Marrow Foundation.

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE              FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)              Trustee      Trustee     President of Nelson            76       Trustee/Director/Managing
423 Country Club Drive                        since 2005  Investment Planning                     General Partner of
Winter Park, FL 32789                                     Services, Inc., a                       funds in the Fund
                                                          financial planning                      Complex.
                                                          company and registered
                                                          investment adviser in the
                                                          State of Florida.
                                                          President of Nelson Ivest
                                                          Brokerage Services Inc.,
                                                          a member of the NASD,
                                                          Securities Investors
                                                          Protection Corp. and the
                                                          Municipal Securities
                                                          Rulemaking Board.
                                                          President of Nelson Sales
                                                          and Services Corporation,
                                                          a marketing and services
                                                          company to support
                                                          affiliated companies.

Hugo F. Sonnenschein (64)        Trustee      Trustee     President Emeritus and         78       Trustee/Director/Managing
1126 E. 59th Street                           since 2005  Honorary Trustee of the                 General Partner of
Chicago, IL 60637                                         University of Chicago and               funds in the Fund
                                                          the Adam Smith                          Complex. Director of
                                                          Distinguished Service                   Winston Laboratories,
                                                          Professor in the                        Inc.
                                                          Department of Economics
                                                          at the University of
                                                          Chicago. Prior to July
                                                          2000, President of the
                                                          University of Chicago.
                                                          Trustee of the University
                                                          of Rochester and a member
                                                          of its investment
                                                          committee. Member of the
                                                          National Academy of
                                                          Sciences, the American
                                                          Philosophical Society and
                                                          a fellow of the American
                                                          Academy of Arts and
                                                          Sciences.

Suzanne H. Woolsey, Ph.D. (63)   Trustee      Trustee     Chief Communications           76       Trustee/Director/Managing
815 Cumberstone Road                          since 2005  Officer of the National                 General Partner of
Harwood, MD 20776                                         Academy of                              funds in the Fund
                                                          Sciences/National                       Complex. Director of
                                                          Research Council, an                    Fluor Corp., an
                                                          independent, federally                  engineering,
                                                          chartered policy                        procurement and
                                                          institution, from 2001 to               construction
                                                          November 2003 and Chief                 organization, since
                                                          Operating Officer from                  January 2004 and
                                                          1993 to 2001. Director of               Director of Neurogen
                                                          the Institute for Defense               Corporation, a
                                                          Analyses, a federally                   pharmaceutical company,
                                                          funded research and                     since January 1998.
                                                          development center,
                                                          Director of the German
                                                          Marshall Fund of the
                                                          United States, Director
                                                          of the Rocky Mountain
                                                          Institute and Trustee of
                                                          Colorado College. Prior
                                                          to 1993, Executive
                                                          Director of the
                                                          Commission on Behavioral
                                                          and Social Sciences and
                                                          Education at the National
                                                          Academy of
                                                          Sciences/National
                                                          Research Council. From
                                                          1980 through 1989,
                                                          Partner of Coopers &
                                                          Lybrand.

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                     NUMBER OF
                                               TERM OF                                FUNDS IN
                                              OFFICE AND                                FUND
                                 POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (66)            Trustee      Trustee     Partner in the law firm        78       Trustee/Director/Managing
333 West Wacker Drive                         since 2005  of Skadden, Arps, Slate,                General Partner of
Chicago, IL 60606                                         Meagher & Flom LLP, legal               funds in the Fund
                                                          counsel to funds in the                 Complex. Director of
                                                          Fund Complex.                           the Abraham Lincoln
                                                                                                  Presidential Library
                                                                                                  Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN AMERICAN FRANCHISE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        President and        Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas   Principal Executive  since 2005  Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                          since 2003, and previously Executive Vice President of funds in the Fund Complex from 2003-2005. Managing Director of
                                                               Morgan Stanley and Morgan Stanley & Co. Incorporated.
                                                               Managing Director of Morgan Stanley Investment Management
                                                               Inc. Chief Administrative Officer, Managing Director and
                                                               Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                               Stanley Services Company Inc. and Managing Director and
                                                               Director of Morgan Stanley Distributors Inc. Chief Executive
                                                               Officer and Director of Morgan Stanley Trust. Executive Vice
                                                               President and Principal Executive Officer of the
                                                               Institutional and Retail Morgan Stanley Funds; Director of
                                                               Morgan Stanley SICAV; previously Chief Global Operations
                                                               Officer of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (62)      Executive Vice       Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief  since 2005  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer               Investment Management Inc. and Director of Morgan Stanley
                                                               Trust for over 5 years. Executive Vice President and Chief
                                                               Investment Officer of funds in the Fund Complex. Managing
                                                               Director and Chief Investment Officer of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc. since
                                                               December 2002.

Amy R. Doberman (43)          Vice President       Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                        since 2005  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                             Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                               and the Adviser. Vice President of the Morgan Stanley
                                                               Institutional and Retail Funds since July 2004 and Vice
                                                               President of funds in the Fund Complex since August 2004.
                                                               Previously, Managing Director and General Counsel of
                                                               Americas, UBS Global Asset Management from July 2000 to July
                                                               2004 and General Counsel of Aeltus Investment Management,
                                                               Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)        Vice President       Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary        since 2005  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

VAN KAMPEN AMERICAN FRANCHISE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                    TERM OF
                                                   OFFICE AND
                                  POSITION(S)      LENGTH OF
NAME, AGE AND                      HELD WITH          TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   FUND            SERVED    DURING PAST 5 YEARS

John L. Sullivan (50)         Chief Compliance     Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer              since 2005  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                               Advisors Inc. and certain other subsidiaries of Van Kampen
                                                               Investments, Vice President, Chief Financial Officer and
                                                               Treasurer of funds in the Fund Complex and head of Fund
                                                               Accounting for Morgan Stanley Investment Management. Prior
                                                               to December 2002, Executive Director of Van Kampen
                                                               Investments, the Adviser and Van Kampen Advisors Inc.

Phillip G. Goff (41)          Chief Financial      Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza              Officer and          since 2005  since June 2005. Chief Financial Officer and Treasurer of
Oakbrook Terrace, IL 60181    Treasurer                        funds in the Fund Complex since August 2005. Prior to June
                                                               2005, Vice President and Chief Financial Officer of
                                                               Enterprise Capital Management, Inc., an investment holding company.

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                 146, 246, 346
                                                                AMFR ANR 10/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN05-02595P-Y08/05

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005 and a third time in August 2005 and a fourth time in September 2005. All four editions of Exhibit B are attached. Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Trust's Code of Ethics is attached hereto as Exhibit 12A.
       (2)    Not applicable.
       (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $82,600               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $280,000(2)
                        TAX FEES...................         $7,000(3)             $58,688(4)
                        ALL OTHER FEES...........           $0                    $655,125(5)
              TOTAL NON-AUDIT FEES..........                $7,000                $993,813

              TOTAL..............................           $89,600               $993,813


           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $54,500               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $0                    $159,500(2)
                        TAX FEES..................          $3,500(3)             $42,141(4)
                        ALL OTHER FEES...........           $0                    $222,168(6)
              TOTAL NON-AUDIT FEES.........                 $3,500                $423,809

              TOTAL..............................           $58,000               $423,809

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.
     -    Van Kampen Asset Management
     -    Van Kampen Advisors Inc.
     -    Van Kampen Funds Inc.
     -    Van Kampen Investor Services Inc.
     -    Morgan Stanley Investment Management Inc.
     -    Morgan Stanley Trust Company
     -    Morgan Stanley Investment Management Ltd.
     -    Morgan Stanley Investment Management Company
     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

By:  /s/ Phillip G. Goff
     ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: October 20, 2005